UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-10145

BAILLIE GIFFORD FUNDS
(Exact name of registrant as specified in charter)

1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
(Address of principal executive offices) (Zip code)

Angus N G Macdonald
1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 to June 30, 2012

The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Baillie Gifford Funds

International Equity Fund
EAFE Fund
EAFE Choice Fund
Emerging Markets Fund
Global Alpha Equity Fund

Semi-Annual Report
June 30, 2012
(unaudited)

INDEX

Baillie Gifford International Equity, EAFE, EAFE Choice, Emerging Markets and Global Alpha Equity Funds

INDEX (continued)

INDEX (concluded)

Fund Expenses (unaudited)

As a shareholder of the Baillie Gifford International Equity Fund, the Baillie Gifford EAFE Fund, the Baillie Gifford EAFE Choice Fund, the Baillie Gifford Emerging Markets Fund and/or the Baillie Gifford Global Alpha Equity Fund (together, the “Funds”), you incur two types of costs: (1) transaction costs, which may include purchase premiums and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

          Fund Expenses (unaudited)(continued)

	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Annualized Expense Ratio Based on the Period 1/01/12 to 6/30/12	Expenses Paid During the Period 1/01/12 to 6/30/12
Baillie Gifford International Equity Fund - Class 1
Actual	$1,000.00	$1,063.58	0.78%	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	0.78%	$3.92

Baillie Gifford International Equity Fund - Class 2
Actual	$1,000.00	$1,063.73	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02

Baillie Gifford International Equity Fund - Class 3
Actual	$1,000.00	$1,064.15	0.53%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.53%	$2.66

Baillie Gifford International Equity Fund - Class 4
Actual	$1,000.00	$1,065.02	0.49%	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	0.49%	$2.46

Baillie Gifford EAFE Fund - Class 1
Actual	$1,000.00	$1,040.33	0.79%	$4.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	0.79%	$3.97

Baillie Gifford EAFE Fund - Class 2
Actual	$1,000.00	$1,041.67	0.61%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	0.61%	$3.07

Baillie Gifford EAFE Fund - Class 3
Actual	$1,000.00	$1,041.57	0.54%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.54%	$2.72

Baillie Gifford EAFE Fund - Class 4
Actual	$1,000.00	$1,042.70	0.51%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	0.51%	$2.56

Baillie Gifford EAFE Choice Fund - Class 2
Actual	$1,000.00	$1,066.67	0.64%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.64%	$3.22

Baillie Gifford EAFE Choice Fund - Class 3*
Actual	$1,000.00	$996.06	0.58%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	0.58%	$2.92

Baillie Gifford Emerging Markets Fund - Class III
Actual	$1,000.00	$1,044.52	0.77%	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.77%	$3.87

Baillie Gifford Global Alpha Equity Fund - Class 1**
Actual	$1,000.00	$942.06	0.85%	$1.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

Baillie Gifford Global Alpha Equity Fund - Class 3
Actual	$1,000.00	$1,058.82	0.61%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	0.61%	$3.12

  * Commencement of investment operations was January 23, 2012.
** Commencement of investment operations was May 3, 2012.

Fund Expenses (unaudited)(concluded)

Expenses are calculated using the annualized expense ratio for the Funds, which represents the ongoing expenses as a percentage of net assets for the six-months ended 6/30/12. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

INDUSTRY DIVERSIFICATION TABLE June 30, 2012 (unaudited)	Baillie Gifford International Equity Fund

	Value	% of Total Net Assets

Airlines	$21,130,128	1.1%
Apparel	50,973,778	2.7
Auto Manufacturers	25,312,236	1.4
Banks	178,045,876	9.6
Beverages, Food & Tobacco	76,137,504	4.1
Biotechnology	18,123,867	1.0
Commercial Services	100,190,416	5.4
Construction & Building Materials	51,007,800	2.7
Distribution/Wholesale	40,838,462	2.2
Diversified Financial Services	74,150,950	4.0
Diversified Industrials	31,685,730	1.7
Electronic & Electrical Equipment	108,047,913	5.8
Engineering & Construction	15,031,908	0.8
Engineering & Machinery	108,033,985	5.8
Food Producers & Processors	149,387,035	8.0
Healthcare - Products	52,968,497	2.9
Insurance	92,054,641	5.0
Internet	78,660,766	4.2
Investment Companies	10,769,205	0.6
Media & Photography	43,591,586	2.3
Mining & Metals	137,165,539	7.4
Office/Business Equipment	14,419,673	0.8
Oil & Gas	162,388,343	8.7
Real Estate	15,679,804	0.9
Retailers - General	42,337,854	2.3
Semiconductors	80,491,001	4.3
Software	13,699,066	0.7
Transportation	19,235,920	1.0
Travel & Leisure	14,935,213	0.8

Total Value of Investments	1,826,494,696	98.2
Other assets less liabilities	33,533,770	1.8

Net Assets	$1,860,028,466	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS June 30, 2012 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

COMMON STOCKS - 96.5%
ARGENTINA - 1.4%
MercadoLibre, Inc.	337,600	$25,590,080

AUSTRALIA - 3.1%
Brambles Ltd.	2,702,081	17,137,412
Cochlear Ltd.	303,353	20,601,581
Woolworths Ltd.	708,010	19,490,206

		57,229,199

BELGIUM - 0.7%
Groupe Bruxelles Lambert SA	179,664	12,195,524

BERMUDA - 0.7%
Seadrill Ltd.	372,145	13,272,727

BRAZIL - 1.5%
BM&F Bovespa SA	2,274,300	11,470,580
Petroleo Brasileiro SA ADR (a)	836,500	15,701,105

		27,171,685

CANADA - 4.3%
Cenovus Energy, Inc.	368,956	11,730,779
Eldorado Gold Corp.	1,339,732	16,501,561
Fairfax Financial Holdings Ltd.	92,390	36,583,935
Ritchie Bros. Auctioneers, Inc.	727,778	15,507,408

		80,323,683

CHINA - 9.1%
Baidu, Inc. ADR (a)	220,164	25,314,457
Cheung Kong Holdings Ltd.	1,270,000	15,679,804
China Shenhua Energy Co., Ltd., Class H	6,948,000	24,584,148
Hang Seng Bank Ltd.	1,502,600	20,657,729
Hong Kong Exchanges and Clearing Ltd.	2,148,700	30,917,157
Kunlun Energy Co., Ltd.	17,654,000	28,440,224
Want Want China Holdings Ltd.	19,560,000	24,188,685

		169,782,204

DENMARK - 2.0%
DSV A/S	970,139	19,235,920
Novozymes A/S, B Shares	698,916	18,123,867

		37,359,787

FINLAND - 2.6%
Kone Oyj, B Shares	586,567	35,424,754
Sampo Oyj, A Shares	497,646	12,911,383

		48,336,137

FRANCE - 4.6%
CFAO SA	388,460	18,388,733
Compagnie Generale d’Optique Essillor International SA	348,406	32,366,916
Edenred	676,332	19,173,608
Lafarge SA	343,261	15,329,456

		85,258,713

GERMANY - 2.2%
Aixtron SE NA	556,600	7,976,823
Continental AG	121,633	10,139,448
Deutsche Boerse AG	422,060	22,770,629

		40,886,900

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued) June 30, 2012 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

INDIA - 0.6%
Infrastructure Development Finance Co., Ltd.	4,364,761	$10,769,205

IRELAND - 3.1%
CRH Plc.	879,138	16,961,236
James Hardie Industries SE CDI	2,270,126	18,717,108
Ryanair Holdings Plc. ADR (a)	695,070	21,130,128

		56,808,472

JAPAN - 8.6%
Canon, Inc.	361,300	14,419,673
Fast Retailing Co., Ltd.	117,400	23,490,765
Inpex Corp.	2,789	15,664,423
Mitsui & Co., Ltd.	1,068,200	15,873,294
Olympus Corp. (a)	785,900	12,735,174
Rakuten, Inc.	2,684,700	27,756,229
Shimano, Inc.	227,800	14,935,213
SMC Corp.	127,500	22,105,662
Trend Micro, Inc.	465,000	13,699,066

		160,679,499

NETHERLANDS - 2.8%
Heineken Holding NV	509,682	22,829,184
Unilever NV CVA	853,951	28,526,677

		51,355,861

NORWAY - 0.8%
Aker Solutions ASA	1,059,381	15,031,908

PERU - 1.5%
Credicorp Ltd.	218,524	27,509,986

PORTUGAL - 0.3%
Galp Energia, SGPS, SA, B Shares	508,440	6,445,979

RUSSIA - 1.8%
Magnit OJSC GDR Reg S	715,905	21,635,882
Sberbank of Russia ADR	1,011,121	10,869,551

		32,505,433

SINGAPORE - 3.0%
DBS Group Holdings Ltd.	2,163,120	23,893,157
United Overseas Bank Ltd.	2,168,175	32,196,390

		56,089,547

SOUTH AFRICA - 3.1%
Massmart Holdings Ltd.	665,767	13,784,950
Naspers Ltd., N Shares	816,132	43,591,586

		57,376,536

SOUTH KOREA - 3.3%
Hyundai Mobis	62,595	15,172,788
Samsung Electronics Co., Ltd. Reg S	44,084	46,684,403

		61,857,191

SPAIN - 1.5%
Inditex SA	265,882	27,483,013

SWEDEN - 5.0%
Atlas Copco AB, B Shares	2,650,384	50,503,569
Svenska Handelsbanken AB, A Shares	1,319,194	43,369,551

		93,873,120

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued) June 30, 2012 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

SWITZERLAND - 3.1%
Nestle SA	950,329	$56,713,611

TAIWAN - 4.6%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	3,096,030	18,770,747
MediaTek, Inc.	2,178,371	20,119,748
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	17,318,000	47,407,475

		86,297,970

TURKEY - 2.0%
Anadolu Efes Biracilik ve Malt Sanayii A/S	810,550	10,379,151
BIM Birlesik Magazalar A/S	443,837	18,322,180
Turkiye Garanti Bankasi A/S	2,189,445	8,618,763

		37,320,094

UNITED KINGDOM - 18.7%
Amlin Plc.	3,631,000	20,157,353
Antofagasta Plc.	1,175,731	20,111,852
ARM Holdings Plc.	3,169,000	25,106,703
BG Group Plc.	1,061,361	21,727,564
BHP Billiton Plc.	659,707	18,750,427
British American Tobacco Plc.	844,400	42,929,169
Capita Plc.	1,986,670	20,414,219
Experian Plc.	1,981,679	27,957,769
Hargreaves Lansdown Plc.	1,083,000	8,992,584
Petrofac Ltd.	521,000	11,371,990
Premier Farnell Plc.	3,591,867	9,737,841
Prudential Plc.	1,932,039	22,401,970
Rio Tinto Plc.	757,200	35,984,818
Tullow Oil Plc.	1,645,583	38,033,552
Wolseley Plc.	669,800	24,965,168

		348,642,979

UNITED STATES - 0.5%
Pricesmart, Inc.	150,558	10,164,171

Total Common Stocks
(cost $1,769,511,325)		1,794,331,214

PREFERRED STOCKS - 1.7%
BRAZIL - 1.7%
Itau Unibanco Holding SA ADR	785,255	10,930,749
Vale SA ADR	1,088,300	21,232,733

Total Preferred Stocks
(cost $40,425,568)		32,163,482

TOTAL INVESTMENTS - 98.2%
(cost $1,809,936,893)		1,826,494,696
Other assets less liabilities - 1.8%		33,533,770

NET ASSETS - 100.0%		$1,860,028,466

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Interest.
GDR - Global Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded) June 30, 2012 (unaudited)	Baillie Gifford International Equity Fund

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 2012 (unaudited)	Baillie Gifford International Equity Fund

ASSETS
Investments, at value (cost $1,809,936,893)	$1,826,494,696
Cash	40,330,391
Foreign cash, at value (cost $17,722,074)	18,035,423
Capital shares sold	85,691,663
Dividends receivable	2,886,885
Tax reclaims receivable	1,278,789
Other assets	205,802

Total Assets	1,974,923,649

LIABILITIES
Payable for investments purchased	112,334,620
Management fee payable	1,083,529
Servicing fee payable	1,038,749
Accrued expenses	438,285

Total Liabilities	114,895,183

NET ASSETS	$1,860,028,466

COMPOSITION OF NET ASSETS
Paid-in capital	$1,841,187,481
Undistributed net investment income	20,058,148
Accumulated net realized loss on investments and foreign currency transactions	(17,828,561)
Net unrealized appreciation in value of investments and foreign currencies	16,611,398

$1,860,028,466

NET ASSET VALUE, PER SHARE

Class 1 ($54,272,173 / 5,901,257 shares outstanding),
unlimited authorized, no par value	$9.20

Maximum Purchase Price Per Share (Note D)	$9.22

Minimum Redemption Price Per Share (Note D)	$9.19

Class 2 ($801,370,080 / 87,265,803 shares outstanding),
unlimited authorized, no par value	$9.18

Maximum Purchase Price Per Share (Note D)	$9.20

Minimum Redemption Price Per Share (Note D)	$9.17

Class 3 ($751,888,759 / 80,892,699 shares outstanding),
unlimited authorized, no par value	$9.29

Maximum Purchase Price Per Share (Note D)	$9.31

Minimum Redemption Price Per Share (Note D)	$9.28

Class 4 ($252,497,454 / 26,585,821 shares outstanding),
unlimited authorized, no par value	$9.50

Maximum Purchase Price Per Share (Note D)	$9.52

Minimum Redemption Price Per Share (Note D)	$9.49

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2012 (unaudited)	Baillie Gifford International Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,778,268)	$29,069,723
Interest	2,513

Total Investment Income	29,072,236

EXPENSES
Management fee (Note B)	2,610,121
Shareholder Servicing fees - Class 1 Shares (Note B)	220,526
Shareholder Servicing fees - Class 2 Shares (Note B)	1,130,501
Shareholder Servicing fees - Class 3 Shares (Note B)	515,436
Shareholder Servicing fees - Class 4 Shares (Note B)	157,701
Fund Accounting	246,701
Custody	113,587
Legal	42,508
Professional fees	26,506
Trustees’ fees	20,199
Transfer Agency	16,205
Insurance	5,790
Miscellaneous	5,669

Total Expenses	5,111,450

Expense waiver	(409,097)

Net Expenses	4,702,353

Net Investment Income	24,369,883

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(8,247,303)
Foreign currency transactions	(1,240,696)

(9,487,999)

Net change in unrealized appreciation on:
Investments	44,106,170
Translation of assets and liabilities in foreign currencies	461,323

44,567,493

Net realized and unrealized gain on investments and foreign currency transactions	35,079,494

NET INCREASE IN NET ASSETS FROM OPERATIONS	$59,449,377

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford International Equity Fund

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$24,369,883	$17,265,734
Net realized loss from investments and foreign currency transactions	(9,487,999)	(4,904,998)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	44,567,493	(155,030,492)

Net increase (decrease) in net assets from operations	59,449,377	(142,669,756)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	–	(778,756)
Class 2	–	(11,585,292)
Class 3	–	(5,308,632)
Class 4	–	(245,693)
Capital gains:
Class 1	–	(68,430)
Class 2	–	(888,373)
Class 3	–	(387,865)
Class 4	–	(17,595)

Total Dividends and Distributions	–	(19,280,636)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	57,208,989	3,193,600
Class 2	217,015,402	569,743,090
Class 3	369,773,582	264,227,433
Class 4	249,516,448	–
Purchase premiums:
Class 1	70,147	661
Class 2	516,245	5,972
Class 3	270,331	3,008
Class 4	133,994	187
Redemption fees:
Class 1	5,693	92,442
Class 2	44,358	770,898
Class 3	26,794	413,391
Class 4	13,829	26,649
Dividends and distributions reinvested:
Class 1	–	660,671
Class 2	–	12,473,665
Class 3	–	5,696,497
Class 4	–	263,288
Cost of shares redeemed:
Class 1	(72,478,889)	(2,503,755)
Class 2	(300,821,149)	(107,151,339)
Class 4	–	(1,444,465)

Increase in Net Assets from Transactions in Shares of Beneficial Interest	521,295,774	746,471,893

Total Increase in Net Assets	580,745,151	584,521,501

NET ASSETS
Beginning of period	1,279,283,315	694,761,814

End of period (including undistributed (distributions in excess of) net
investment income of $20,058,148 and $4,311,735, respectively)	$1,860,028,466	$1,279,283,315

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford International Equity Fund

Selected data for a Class 1 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Period July 1, 2008(a) through December 31, 2008

Net asset value, beginning of period	$8.65	$9.97	$8.86	$6.07	$10.52

From Investment Operations
Net investment income(b)	0.14	0.17	0.12	0.16	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.40	(1.38)	1.15	2.70	(4.42)

Net increase (decrease) in net asset value from investment operations	0.54	(1.21)	1.27	2.86	(4.39)

Dividends and Distributions to Shareholders
Dividends from net investment income	–	(0.11)	(0.17)	(0.08)	(0.08)
Distributions from net realized gain on investments	–	(0.01)	–	–	–

Total Dividends and Distributions	–	(0.12)	(0.17)	(0.08)	(0.08)

Proceeds from Purchase Premiums and Redemption Fees(b)	0.01	0.01	0.01	0.01	0.02

Net asset value, end of period	$9.20	$8.65	$9.97	$8.86	$6.07

Total Return
Total investment return based on net asset value(c)	6.36%	(12.07)%	14.44%	47.24%	(41.51)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,272	$63,868	$72,366	$64,512	$63,086
Ratio of net expenses to average net assets, after waiver	0.78% *(e)	0.84%	0.86%	0.93%(d)	0.90% *(d)
Ratio of net expenses to average net assets, before waiver	0.83% *(e)	0.84%	0.86%	0.94%(d)	1.05% *(d)
Ratio of net investment income to average net assets	2.84%*	1.72%	1.36%	2.17%	1.14% *
Portfolio turnover rate	11%	11%	24%	17%	71%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.90% for Class 1 Shares.

(e)

Baillie Gifford Overseas Limited had voluntarily agreed to waive a portion of the management fee through June 30, 2012, during which time Baillie Gifford Overseas Limited received an annual management fee equal to 0.25% of the Fund’s average net assets.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (continued)	Baillie Gifford International Equity Fund

Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Period February 7, 2008(a) through December 31, 2008

Net asset value, beginning of period	$8.63	$9.95	$8.84	$6.07	$10.00

From Investment Operations
Net investment income(b)	0.15	0.16	0.13	0.09	0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.39	(1.36)	1.15	2.80	(4.03)

Net increase (decrease) in net asset value from investment operations	0.54	(1.20)	1.28	2.89	(3.87)

Dividends and Distributions to Shareholders
Dividends from net investment income	–	(0.12)	(0.18)	(0.13)	(0.08)
Distributions from net realized gain on investments	–	(0.01)	–	–	–

Total Dividends and Distributions	–	(0.13)	(0.18)	(0.13)	(0.08)

Proceeds from Purchase Premiums and Redemption Fees(b)	0.01	0.01	0.01	0.01	0.02

Net asset value, end of period	$9.18	$8.63	$9.95	$8.84	$6.07

Total Return
Total investment return based on net asset value(c)	6.37%	(11.94)%	14.65%	47.76%	(38.51)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$801,370	$831,065	$447,232	$214,722	$50,756
Ratio of net expenses to average net assets, after waiver	0.60% *(e)	0.67%	0.68%	0.70%(d)	0.72%*(d)
Ratio of net expenses to average net assets, before waiver	0.65% *(e)	0.67%	0.68%	0.70%(d)	0.94%*(d)
Ratio of net investment income to average net assets	3.11%*	1.74%	1.43%	1.12%	1.84% *
Portfolio turnover rate	11%	11%	24%	17%	71%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.72% for Class 2 Shares.

(e)

Baillie Gifford Overseas Limited had voluntarily agreed to waive a portion of the management fee through June 30, 2012, during which time Baillie Gifford Overseas Limited received an annual management fee equal to 0.25% of the Fund’s average net assets.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (continued)	Baillie Gifford International Equity Fund

Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Period September 1, 2010(a) through December 31, 2010

Net asset value, beginning of period	$8.73	$10.06	$8.53

From Investment Operations
Net investment income(b)	0.10	0.17	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.45	(1.37)	1.69

Net increase (decrease) in net asset value from investment operations	0.55	(1.20)	1.71

Dividends and Distributions to Shareholders
Dividends from net investment income	–	(0.13)	(0.19)
Distributions from net realized gain on investments	–	(0.01)	–

Total Dividends and Distributions	–	(0.14)	(0.19)

Proceeds from Purchase Premiums and Redemption Fees(b)	0.01	0.01	0.01

Net asset value, end of period	$9.29	$8.73	$10.06

Total Return
Total investment return based on net asset value(c)	6.41%	(11.85)%	20.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$751,889	$367,327	$154,209
Ratio of net expenses to average net assets, after waiver	0.53% *(d)	0.60%	0.61%*
Ratio of net expenses to average net assets, before waiver	0.58% *(d)	0.60%	0.61%*
Ratio of net investment income to average net assets	2.29%*	1.75%	0.76%*
Portfolio turnover rate	11%	11%	24%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

Baillie Gifford Overseas Limited had voluntarily agreed to waive a portion of the management fee through June 30, 2012, during which time Baillie Gifford Overseas Limited received an annual management fee equal to 0.25% of the Fund’s average net assets.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (concluded)	Baillie Gifford International Equity Fund

Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Period July 30, 2010(a) through December 31, 2010

Net asset value, beginning of period	$8.92	$10.28	$9.00

From Investment Operations
Net investment income(b)	0.21	0.20	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.36	(1.43)	1.42

Net increase (decrease) in net asset value from investment operations	0.57	(1.23)	1.46

Dividends and Distributions to Shareholders
Dividends from net investment income	–	(0.13)	(0.19)
Distributions from net realized gain on investments	–	(0.01)	–

Total Dividends and Distributions	–	(0.14)	(0.19)

Proceeds from Purchase Premiums and Redemption Fees(b)	0.01	0.01	0.01

Net asset value, end of period	$9.50	$8.92	$10.28

Total Return
Total investment return based on net asset value(c)	6.50%	(11.86)%	16.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$252,497	$17,024	$20,955
Ratio of net expenses to average net assets, after waiver	0.49% *(d)	0.56%	0.58%*
Ratio of net expenses to average net assets, before waiver	0.54% *(d)	0.56%	0.58%*
Ratio of net investment income to average net assets	4.37%*	2.03%	0.97%*
Portfolio turnover rate	11%	11%	24%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

Baillie Gifford Overseas Limited had voluntarily agreed to waive a portion of the management fee through June 30, 2012, during which time Baillie Gifford Overseas Limited received an annual management fee equal to 0.25% of the Fund’s average net assets.

The accompanying notes are an integral part of the financial statements.

INDUSTRY DIVERSIFICATION TABLE
June 30, 2012 (unaudited)	Baillie Gifford EAFE Fund

	Value	% of Total Net Assets

Aerospace/Defense	$79,017,049	4.4%
Apparel	90,448,633	5.0
Auto Manufacturers	40,045,355	2.2
Banks	182,491,051	10.2
Beverages, Food & Tobacco	91,867,994	5.1
Biotechnology	28,834,664	1.6
Chemicals	54,112,113	3.0
Commercial Services	25,413,791	1.4
Construction & Building Materials	47,404,868	2.6
Cosmetics/Personal Care	53,206,376	3.0
Diversified Financial Services	57,260,438	3.2
Diversified Industrials	45,731,000	2.6
Electronic & Electrical Equipment	44,780,560	2.5
Energy - Alternate Sources	8,115,951	0.5
Engineering & Machinery	139,332,381	7.8
Food Producers & Processors	9,020,589	0.5
Healthcare - Products	29,102,410	1.6
Insurance	72,623,360	4.1
Internet	248,748,916	13.9
Investment Companies	719,296	0.0
Media & Photography	8,078,713	0.5
Mining & Metals	93,977,738	5.2
Office/Business Equipment	6,988,333	0.4
Oil & Gas	72,512,122	4.0
Pharmaceuticals	66,247,088	3.7
Retailers - General	118,644,761	6.6
Semiconductors	63,430,948	3.5

Total Value of Investments	1,778,156,498	99.1
Other assets less liabilities	16,589,658	0.9

Net Assets	$1,794,746,156	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
June 30, 2012 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

COMMON STOCKS - 97.3%
AUSTRALIA - 6.5%
Brambles Ltd.	4,007,030	$25,413,791
Fortescue Metals Group Ltd.	7,025,324	35,896,828
Woodside Petroleum Ltd.	929,975	29,802,011
Woolworths Ltd.	947,920	26,094,485

		117,207,115

BRAZIL - 1.1%
BM&F Bovespa SA	2,831,600	14,281,358
OGX Petroleo e Gas Participacoes SA (a)	2,103,500	5,760,144

		20,041,502

CHILE - 0.6%
Sociedad Quimica y Minera de Chile SA ADR	182,700	10,170,909

CHINA - 11.7%
AIA Group Ltd.	6,139,600	21,206,544
Baidu, Inc. ADR (a)	719,400	82,716,612
China Merchants Bank Co., Ltd., Class H	4,042,000	7,663,990
CNOOC Ltd.	6,201,000	12,501,956
Hong Kong Exchanges and Clearing Ltd.	1,209,000	17,396,027
Ports Design Ltd.	1,473,500	1,541,531
Tencent Holdings Ltd.	1,961,000	57,910,850
Youku, Inc. ADR (a)	378,046	8,196,037

		209,133,547

DENMARK - 3.7%
Novo Nordisk A/S, B Shares	318,837	46,243,120
Novozymes A/S, B Shares	677,090	17,557,889
Vestas Wind Systems A/S (a)	433,940	2,405,823

		66,206,832

FRANCE - 6.7%
Compagnie Generale d’Optique Essillor International SA	313,266	29,102,410
L’Oreal SA	385,469	45,102,014
PPR	323,326	46,084,237

		120,288,661

GERMANY - 4.1%
Adidas AG	488,261	34,997,617
Aixtron SE NA	826,231	11,840,996
Axel Springer AG	188,034	8,078,713
HeidelbergCement AG	275,042	13,204,622
SMA Solar Technology AG	166,480	5,710,128

		73,832,076

INDIA - 0.8%
Housing Development Finance Corp.	744,200	8,775,717
Reliance Capital Ltd.	914,600	5,935,735

		14,711,452

IRELAND - 0.6%
James Hardie Industries SE CDI	1,242,501	10,244,377

ISRAEL - 1.1%
Teva Pharmaceutical Industries Ltd. ADR	507,200	20,003,968

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2012 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

ITALY - 2.0%
Fiat SpA (a)	4,901,703	$24,713,460
UniCredit SpA (a)	2,865,068	10,863,238

		35,576,698

JAPAN - 8.4%
Canon, Inc.	175,100	6,988,333
Gree, Inc.	1,440,400	28,653,121
Hoya Corp.	433,700	9,554,419
Kyocera Corp.	91,200	7,892,446
Rakuten, Inc.	5,053,300	52,244,406
Rohm Co., Ltd.	159,700	6,153,946
SMC Corp.	187,900	32,577,677
Yamada Denki Co., Ltd.	144,010	7,373,083

		151,437,431

LUXEMBOURG - 0.5%
Oriflame Cosmetics SA SDR	241,659	8,104,362
Reinet Investments SCA (a)	39,281	719,296

		8,823,658

PERU - 0.8%
Credicorp Ltd.	109,245	13,752,853

PORTUGAL - 0.9%
Jeronimo Martins SGPS SA	990,854	16,752,189

SINGAPORE - 0.6%
Singapore Exchange Ltd.	2,164,000	10,871,601

SOUTH AFRICA - 0.3%
Impala Platinum Holdings Ltd.	344,800	5,725,369

SOUTH KOREA - 2.9%
Celltrion, Inc.	421,810	11,276,775
NHN Corp.	86,753	19,027,890
Samsung Electronics Co., Ltd.	20,000	21,179,749

		51,484,414

SPAIN - 4.9%
Banco Santander SA	4,797,397	31,736,068
Inditex SA	536,456	55,451,016

		87,187,084

SWEDEN - 8.2%
Alfa Laval AB	1,146,004	19,636,515
Atlas Copco AB, A Shares	2,894,744	62,297,140
Sandvik AB	1,844,043	23,649,332
Svenska Handelsbanken AB, A Shares	1,264,043	41,556,418

		147,139,405

SWITZERLAND - 7.8%
ABB Ltd. (a)	1,274,374	20,808,232
Compagnie Financiere Richemont SA, Br A	814,169	44,705,859
Geberit AG (a)	121,432	23,955,869
Swatch Group AG (The)	18,818	7,437,653
Syngenta AG	128,361	43,941,204

		140,848,817

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2012 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

TAIWAN - 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	1,094,606	$15,280,700

TURKEY - 1.4%
BIM Birlesik Magazalar A/S	218,515	9,020,589
Turkiye Garanti Bankasi A/S	3,936,318	15,495,339

		24,515,928

UNITED KINGDOM - 20.9%
ARM Holdings Plc.	4,583,000	36,309,252
BG Group Plc.	1,194,251	24,448,011
BHP Billiton Plc.	1,842,055	52,355,541
British American Tobacco Plc.	955,859	48,595,727
Meggitt Plc.	4,896,999	29,631,902
Prudential Plc.	4,434,400	51,416,816
Rolls-Royce Holdings Plc. (a)	3,623,601	48,837,857
SABMiller Plc.	661,000	26,520,078
Signet Jewelers Ltd.	260,659	11,502,398
Standard Chartered Plc.	2,113,480	45,910,975

		375,528,557

Total Common Stocks (cost $1,562,455,562)		1,746,765,143

PREFERRED STOCKS - 1.8%
BRAZIL - 0.9%
Itau Unibanco Holding SA ADR	1,114,380	15,512,170

GERMANY - 0.9%
Porsche Automobil Holding SE	308,217	15,331,895

UNITED KINGDOM - 0.0%
Rolls-Royce Holdings Plc., C Shares Entitlement (a)	349,450,306	547,290

Total Preferred Stocks (cost $41,578,709)		31,391,355

TOTAL INVESTMENTS - 99.1% (cost $1,604,034,271)		1,778,156,498
Other assets less liabilities - 0.9%		16,589,658

NET ASSETS - 100.0%		$1,794,746,156

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Interest.
SDR - Singapore Depository Receipt.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (unaudited)	Baillie Gifford EAFE Fund

ASSETS
Investments, at value (cost $1,604,034,271)	$1,778,156,498
Cash	16,367,878
Foreign cash, at value (cost $4,420,087)	4,424,686
Receivable for investments sold	5,213,595
Tax reclaims receivable	1,664,095
Dividends receivable	1,368,085
Other assets	48,072

Total Assets	1,807,242,909

LIABILITIES
Payable for investments purchased	9,651,084
Management fee payable	1,108,088
Servicing fee payable	1,012,847
Payable for deferred Indian capital gains tax	12,641
Accrued expenses	712,093

Total Liabilities	12,496,753

NET ASSETS	$1,794,746,156

COMPOSITION OF NET ASSETS
Paid-in capital	$1,675,887,277
Distributions in excess of net investment income	(2,291,777)
Accumulated net realized loss on investments and foreign currency transactions	(52,842,596)
Net unrealized appreciation in value of investments and foreign currencies	173,993,252

$1,794,746,156

NET ASSET VALUE, PER SHARE

Class 1 ($38,634,928 / 4,406,682 shares outstanding),
unlimited authorized, no par value	$8.77

Maximum Purchase Price Per Share (Note D)	$8.79

Minimum Redemption Price Per Share (Note D)	$8.76

Class 2 ($788,441,998 / 90,107,685 shares outstanding),
unlimited authorized, no par value	$8.75

Maximum Purchase Price Per Share (Note D)	$8.77

Minimum Redemption Price Per Share (Note D)	$8.74

Class 3 ($427,240,080 / 48,725,858 shares outstanding),
unlimited authorized, no par value	$8.77

Maximum Purchase Price Per Share (Note D)	$8.79

Minimum Redemption Price Per Share (Note D)	$8.76

Class 4 ($540,429,150 / 61,504,009 shares outstanding),
unlimited authorized, no par value	$8.79

Maximum Purchase Price Per Share (Note D)	$8.81

Minimum Redemption Price Per Share (Note D)	$8.78

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2012 (unaudited)	Baillie Gifford EAFE Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,627,065)	$23,203,677
Interest	14

Total Investment Income	23,203,691

EXPENSES
Management fee (Note B)	2,337,558
Shareholder Servicing fees - Class 1 Shares (Note B)	86,165
Shareholder Servicing fees - Class 2 Shares (Note B)	1,077,055
Shareholder Servicing fees - Class 3 Shares (Note B)	455,201
Shareholder Servicing fees - Class 4 Shares (Note B)	431,634
Fund Accounting	431,657
Custody	143,041
Legal	84,268
Professional fees	23,743
Trustees’ fees	23,608
Transfer Agency	16,618
Insurance	11,672
Miscellaneous	10,083

Total Expenses	5,132,303

Net Investment Income	18,071,388

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(20,666,494)
Foreign currency transactions	(60,672)

(20,727,166)

Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred Indian capital gains tax of $12,641)	73,904,104
Translation of assets and liabilities in foreign currencies	(126,496)

73,777,608

Net realized and unrealized gain on investments and foreign currency transactions	53,050,442

NET INCREASE IN NET ASSETS FROM OPERATIONS	$71,121,830

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford EAFE Fund

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$18,071,388	$23,139,319
Net realized gain (loss) from investments and foreign currency transactions	(20,727,166)	5,850,300
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	73,777,608	(257,585,425)

Net increase (decrease) in net assets from operations	71,121,830	(228,595,806)

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	–	(346,240)
Class 2	–	(13,101,782)
Class 3	–	(10,003,634)
Class 4	–	(9,427,671)

Total Dividends	–	(32,879,327)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	20,956,314	–
Class 2	81,702,125	80,411,056
Class 3	–	455,761,252
Class 4	49,900,000	49,900,000
Purchase premiums:
Class 1	2,588	9,732
Class 2	52,491	340,633
Class 3	28,503	198,341
Class 4	35,418	210,125
Redemption fees:
Class 1	309	721
Class 2	6,375	25,164
Class 3	3,587	14,429
Class 4	4,000	15,257
Dividends reinvested:
Class 1	–	346,240
Class 2	–	11,867,864
Class 3	–	8,388,124
Class 4	–	9,427,671
Cost of shares redeemed:
Class 1	(2,503,756)	–
Class 2	(1,001,502)	(234,455,958)
Class 3	(99,186,452)	(10,015,023)

Increase in Net Assets from Transactions in Shares of Beneficial Interest	50,000,000	372,445,628

Total Increase in Net Assets	121,121,830	110,970,495

NET ASSETS

Beginning of period	1,673,624,326	1,562,653,831

End of period (including distributions in excess of net investment income of $2,291,777 and $20,363,165, respectively)	$1,794,746,156	$1,673,624,326

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 1 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Period January 2, 2009(a) through December 31, 2009

Net asset value, beginning of period	$8.43	$9.73	$8.47	$6.01

From Investment Operations
Net investment income(b)	0.09	0.11	0.14	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.25	(1.26)	1.23	2.36

Net increase (decrease) in net asset value from investment operations	0.34	(1.15)	1.37	2.48

Dividends to Shareholders
Dividends from net investment income	–	(0.15)	(0.12)	(0.03)

Proceeds from Purchase Premiums and Redemption Fees(b)	(0.00)(c)	(0.00)(c)	0.01	0.01

Net asset value, end of period	$8.77	$8.43	$9.73	$8.47

Total Return
Total investment return based on net asset value(d)	4.03%	(11.82)%	16.36%	41.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,635	$19,880	$22,567	$41,798
Ratio of net expenses to average net assets	0.79%*	0.78%	0.79%	0.84%*(e)
Ratio of net investment income to average net assets	1.95%*	1.16%	1.52%	1.61%*
Portfolio turnover rate	6%	11%	13%	9%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Rounds to less than $0.005 per share.
(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)

Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.98% for Class 1 Shares.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (continued)	Baillie Gifford EAFE Fund

Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Period March 6, 2008(a) through December 31, 2008

Net asset value, beginning of period	$8.40	$9.70	$8.44	$5.85	$10.00

From Investment Operations
Net investment income(b)	0.09	0.13	0.10	0.07	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.26	(1.27)	1.29	2.60	(4.20)

Net increase (decrease) in net asset value from investment operations	0.35	(1.14)	1.39	2.67	(4.10)

Dividends to Shareholders
Dividends from net investment income	–	(0.16)	(0.14)	(0.09)	(0.07)

Proceeds from Purchase Premiums and Redemption Fees(b)	(0.00)(c)	(0.00)(c)	0.01	0.01	0.02

Net asset value, end of period	$8.75	$8.40	$9.70	$8.44	$5.85

Total Return
Total investment return based on net asset value(d)	4.17%	(11.70)%	16.60%	45.75%	(40.79)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$788,442	$682,295	$923,723	$499,797	$86,508
Ratio of net expenses to average net assets	0.61%*	0.60%	0.62%	0.65%(e)	0.75%*(e)
Ratio of net investment income to average net assets	2.00%*	1.33%	1.14%	0.95%	1.75% *
Portfolio turnover rate	6%	11%	13%	9%	16%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Rounds to less than $0.005 per share.
(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)

Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.80% for Class 2 Shares.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (continued)	Baillie Gifford EAFE Fund

Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Period April 19, 2010(c) through December 31, 2010	For the Period January 1, 2009 through January 5, 2009(b)	For the Period April 28, 2008(a) through December 31, 2008

Net asset value, beginning of period	$8.42	$9.72	$8.87	$5.86	$10.67

From Investment Operations
Net investment income(d)	0.09	0.13	0.08	(0.00)(e)	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.26	(1.26)	0.91	0.17	(4.85)

Net increase (decrease) in net asset value from from investment operations	0.35	(1.13)	0.99	0.17	(4.76)

Dividends to Shareholders
Dividends from net investment income	–	(0.17)	(0.15)	–	(0.08)

Proceeds from Purchase Premiums and Redemption Fees(d)	(0.00)(e)	(0.00)(e)	0.01	–	0.03

Net asset value, end of period	$8.77	$8.42	$9.72	$6.03(b)	$5.86

Total Return
Total investment return based on net asset value (f)	4.16%	(11.61)%	11.25%	2.90%	(44.37)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$427,240	$502,187	$139,344	$-(b)	$224,557
Ratio of net expenses to average net assets	0.54%*	0.54%	0.56%*	0.57%*	0.67%*
Ratio of net investment income to average net assets	1.97%*	1.35%	1.26%*	(0.21)%*	1.85%*
Portfolio turnover rate	6%	11%	13%	9%	16%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Class had no shareholders from January 6, 2009 to April 18, 2010. All shares of this class were redeemed at $6.03 on January 5, 2009. New shares were issued at $8.87 on April 19, 2010.
(c)	Recommencement of investment operations.
(d)	Calculated based upon average shares outstanding during the period.
(e)	Rounds to less than $0.005 per share.
(f)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (concluded)	Baillie Gifford EAFE Fund

Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Period January 2, 2009(a) through December 31, 2009

Net asset value, beginning of period	$8.43	$9.74	$8.47	$6.03

From Investment Operations
Net investment income(b)	0.09	0.13	0.12	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.27	(1.27)	1.29	2.41

Net increase (decrease) in net asset value from from investment operations	0.36	(1.14)	1.41	2.52

Dividends to Shareholders
Dividends from net investment income	–	(0.17)	(0.15)	(0.09)

Proceeds from Purchase Premiums and Redemption Fees(b)	(0.00)(c)	(0.00)(c)	0.01	0.01

Net asset value, end of period	$8.79	$8.43	$9.74	$8.47

Total Return
Total investment return based on net asset value(d)	4.27%	(11.67)%	16.77%	41.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$540,429	$469,262	$477,020	$378,541
Ratio of net expenses to average net assets	0.51%*	0.50%	0.52%	0.55%*(e)
Ratio of net investment income to average net assets	2.06%*	1.41%	1.38%	1.67%*
Portfolio turnover rate	6%	11%	13%	9%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Rounds to less than $0.005 per share.
(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)

Baillie Gifford Overseas Limited had contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceeded 0.70% for Class 4 Shares.

The accompanying notes are an integral part of the financial statements.

INDUSTRY DIVERSIFICATION TABLE
June 30, 2012 (unaudited)	Baillie Gifford EAFE Choice Fund

	Value	% of Total Net Assets

Apparel	$3,779,700	2.3%
Auto Manufacturers	4,567,041	2.8
Banks	15,232,810	9.2
Beverages, Food & Tobacco	12,061,517	7.3
Biotechnology	2,583,828	1.6
Chemicals	2,871,240	1.7
Commercial Services	4,192,626	2.5
Construction & Building Materials	1,758,339	1.1
Cosmetics/Personal Care	2,462,750	1.5
Distribution/Wholesale	2,699,134	1.6
Diversified Financial Services	3,911,494	2.4
Diversified Industrials	2,500,377	1.5
Electronic & Electrical Equipment	6,694,026	4.0
Engineering & Machinery	13,446,245	8.1
Entertainment	3,387,653	2.0
Food Producers & Processors	6,720,334	4.1
Healthcare - Products	8,339,368	5.0
Holding Companies - Diversified	5,599,494	3.4
Insurance	2,584,054	1.6
Internet	8,038,270	4.8
Investment Companies	4,008,350	2.4
Media & Photography	2,650,278	1.6
Mining & Metals	5,034,654	3.0
Motorcycles	754,555	0.4
Oil & Gas	14,027,467	8.5
Pharmaceuticals	8,703,187	5.3
Retailers - General	6,117,835	3.7
Semiconductors	3,481,387	2.1
Toys/Games/Hobbies	1,796,489	1.1
Travel & Leisure	1,842,316	1.1

Total Value of Investments	161,846,818	97.7
Other assets less liabilities	3,726,339	2.3

Net Assets	$165,573,157	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
June 30, 2012 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

COMMON STOCKS - 96.9%
AUSTRALIA - 6.3%
Aristocrat Leisure Ltd.	616,558	$1,757,760
Billabong International Ltd.	429,714	479,330
Brambles Ltd.	258,106	1,636,986
Cochlear Ltd.	53,380	3,625,190
Seek Ltd.	261,347	1,712,342
Woolworths Ltd.	46,911	1,291,373

		10,502,981

BELGIUM - 1.3%
Colruyt SA	22,217	991,183
Groupe Bruxelles Lambert SA	17,811	1,209,004

		2,200,187

BERMUDA - 1.4%
Seadrill Ltd.	64,046	2,284,231

CHINA - 6.7%
BOC Hong Kong Holdings Ltd.	498,500	1,534,610
Cafe de Coral Holdings Ltd.	668,000	1,787,225
Hong Kong Exchanges and Clearing Ltd.	56,700	815,844
Jardine Strategic Holdings Ltd.	77,900	2,394,660
Li & Fung Ltd.	1,394,000	2,699,134
Mindray Medical International Ltd. ADR	59,700	1,808,313

		11,039,786

DENMARK - 5.2%
Carlsberg A/S, B Shares	46,494	3,669,900
Jyske Bank A/S (a)	45,775	1,235,059
Novo Nordisk A/S, B Shares	16,223	2,352,933
Novozymes A/S, B Shares	53,070	1,376,179

		8,634,071

FINLAND - 1.7%
Kone Oyj, B Shares	47,522	2,870,013

FRANCE - 3.3%
BioMerieux	20,095	1,654,809
Legrand SA	45,867	1,556,746
Total SA	50,490	2,272,506

		5,484,061

GERMANY - 1.7%
Adidas AG	21,758	1,559,572
Celesio AG	74,159	1,213,866

		2,773,438

INDIA - 0.7%
Mahindra & Mahindra Ltd. GDR	96,122	1,217,558

ITALY - 2.9%
EXOR SpA	149,076	3,204,834
Fiat Industrial SpA	165,380	1,627,845

		4,832,679

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2012 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

JAPAN - 14.5%
Asahi Group Holdings Ltd.	100,900	$2,167,771
Fast Retailing Co., Ltd.	8,700	1,740,798
Inpex Corp.	279	1,567,004
Kao Corp.	89,300	2,462,750
MS&AD Insurance Group Holdings, Inc.	147,700	2,584,054
Namco Bandai Holdings, Inc.	131,000	1,796,489
Olympus Corp. (a)	89,200	1,445,448
Rakuten, Inc.	152,500	1,576,647
Rohm Co., Ltd.	24,800	955,653
Sankyo Co., Ltd.	33,400	1,629,893
Shimano, Inc.	28,100	1,842,316
SMC Corp.	9,500	1,647,089
THK Co., Ltd.	96,600	1,826,209
Yamaha Motor Co., Ltd.	78,800	754,555

		23,996,676

KAZAKHSTAN - 0.8%
KazMunaiGas Exploration Production GDR Reg S	81,350	1,380,818

NETHERLANDS - 0.8%
QIAGEN NV (a)	74,714	1,251,056

SINGAPORE - 1.5%
United Overseas Bank Ltd.	165,163	2,452,594

SOUTH AFRICA - 1.7%
Clicks Group Ltd. (a)	272,045	1,790,807
Lonmin Plc.	83,311	1,013,439

		2,804,246

SOUTH KOREA - 1.1%
Samsung Electronics Co., Ltd. GDR Reg S (a)	3,300	1,764,307

SPAIN - 1.8%
Corporacion Financiera Alba	33,976	1,135,552
Distribuidora Internacional de Alimentacion SA (a)	386,620	1,817,791

		2,953,343

SWEDEN - 8.0%
Atlas Copco AB, B Shares	206,896	3,942,443
Investor AB, B Shares	150,462	2,872,798
Scania AB, B Shares	100,462	1,721,638
Svenska Handelsbanken AB, A Shares	145,843	4,794,705

		13,331,584

SWITZERLAND - 8.7%
Geberit AG (a)	8,913	1,758,339
Nestle SA	70,470	4,205,499
Roche Holding AG - Genusschein	29,736	5,136,388
Schindler Holding AG, Participating Certificates	15,802	1,766,769
UBS AG (a)	126,172	1,476,487

		14,343,482

TAIWAN - 1.6%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	154,607	937,358
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	123,000	1,717,080

		2,654,438

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2012 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

TURKEY - 1.3%
Turkiye Garanti Bankasi A/S	535,809	$2,109,215

UNITED KINGDOM - 20.9%
AMEC Plc.	67,321	1,061,275
ASOS Plc. (a)	74,239	2,068,010
BG Group Plc.	99,033	2,027,346
BHP Billiton Plc.	98,000	2,785,391
Hargreaves Lansdown Plc.	195,000	1,619,163
Imperial Tobacco Group Plc.	62,200	2,396,450
Intertek Group Plc.	61,000	2,555,640
John Wood Group Plc.	258,032	2,783,061
Johnson Matthey Plc.	82,793	2,871,240
Kazakhmys Plc.	109,000	1,235,824
Mitchells & Butlers Plc. (a)	394,334	1,548,620
Pearson Plc.	81,600	1,619,083
Reed Elsevier Plc.	128,656	1,031,195
Rightmove Plc.	107,304	2,681,271
Standard Chartered Plc.	111,356	2,418,979
Unilever Plc.	74,905	2,514,835
Weir Group Plc. (The)	58,000	1,393,722

		34,611,105

UNITED STATES - 3.0%
Central European Distribution Corp. (a)	30,199	86,369
Coca-Cola Enterprises, Inc.	68,589	1,923,236
Mettler-Toledo International, Inc. (a)	11,542	1,798,821
Protalix BioTherapeutics, Inc. (a)	210,759	1,207,649

		5,016,075

Total Common Stocks (cost $166,711,657)		160,507,944

PREFERRED STOCKS - 0.8%
BRAZIL - 0.8%
Itau Unibanco Holding SA ADR	49,400	687,648
Petroleo Brasileiro SA ADR	35,900	651,226

Total Preferred Stocks (cost $2,275,120)		1,338,874

TOTAL INVESTMENTS - 97.7% (cost $168,986,777)		161,846,818
Other assets less liabilities - 2.3%		3,726,339

NET ASSETS - 100.0%		$165,573,157

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (unaudited)	Baillie Gifford EAFE Choice Fund

ASSETS
Investments, at value (cost $168,986,777)	$161,846,818
Cash	5,980,196
Foreign cash, at value (cost $741,587)	748,142
Tax reclaims receivable	309,929
Dividends receivable	171,666
Receivable for investments sold	68,883
Other assets	18,795

Total Assets	169,144,429

LIABILITIES
Payable for investments purchased	3,279,851
Servicing fee payable	103,742
Management fee payable	101,439
Accrued expenses	86,240

Total Liabilities	3,571,272

NET ASSETS	$165,573,157

COMPOSITION OF NET ASSETS
Paid-in capital	$179,502,890
Undistributed net investment income	2,509,835
Accumulated net realized loss on investments and foreign currency transactions	(9,262,114)
Net unrealized depreciation in value of investments and foreign currencies	(7,177,454)

$165,573,157

NET ASSET VALUE, PER SHARE

Class 2 ($136,931,428 / 13,589,137 shares outstanding), unlimited authorized, no par value	$10.08

Maximum Purchase Price Per Share (Note D)	$10.10

Minimum Redemption Price Per Share (Note D)	$10.06

Class 3 ($28,641,729 / 2,833,178 shares outstanding), unlimited authorized, no par value	$10.11

Maximum Purchase Price Per Share (Note D)	$10.13

Minimum Redemption Price Per Share (Note D)	$10.09

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2012 (unaudited)	Baillie Gifford EAFE Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $254,324)	$3,479,822
Interest	85

Total Investment Income	3,479,907

EXPENSES
Management fee (Note B)	212,634
Shareholder Servicing fees - Class 2 Shares (Note B)	171,746
Shareholder Servicing fees - Class 3 Shares (Note B)	32,640
Shareholder Servicing fees - Class 4 Shares (Note B)	4,258
Fund Accounting	53,255
Custody	19,495
Legal	6,781
Transfer Agency	6,033
Professional fees	2,509
Trustees’ fees	2,274
Insurance	1,274
Miscellaneous	752

Total Expenses	513,651

Net Investment Income	2,966,256

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(5,575,268)
Foreign currency transactions	(97,077)

(5,672,345)

Net change in unrealized appreciation (depreciation) on:
Investments	13,211,193
Translation of assets and liabilities in foreign currencies	(36,118)

13,175,075

Net realized and unrealized gain on investments and foreign currency transactions	7,502,730

NET INCREASE IN NET ASSETS FROM OPERATIONS	$10,468,986

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford EAFE Choice Fund

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,966,256	$3,052,743
Net realized loss from investments and foreign currency transactions	(5,672,345)	(1,111,604)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	13,175,075	(30,569,717)

Net increase (decrease) in net assets from operations	10,468,986	(28,628,578)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	–	(2,470,163)
Class 4	–	(857,019)
Capital gains:
Class 2	–	(1,996,170)
Class 4	–	(660,614)

Total Dividends and Distributions	–	(5,983,966)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	14,570,800	94,603,761
Class 3	41,473,000	12,974,210
Class 4	–	85,142,331
Purchase premiums:
Class 2	22,796	112,132
Class 3	6,404	15,513
Class 4	–	48,523
Redemption fees:
Class 2	16,674	46,700
Class 3	3,607	2,949
Class 4	–	14,196
Dividends reinvested:
Class 2	–	4,466,333
Class 4	–	1,517,633
Cost of shares redeemed:
Class 2	–	(3,204,807)
Class 3	(13,520,281)	(70,172,331)
Class 4	(41,473,000)	(39,359,248)

Increase in Net Assets from Transactions in Shares of Beneficial Interest	1,100,000	86,207,895

Total Increase in Net Assets	11,568,986	51,595,351

NET ASSETS
Beginning of period	154,004,171	102,408,820

End of period (including undistributed (distributions in excess of) net investment income of $2,509,835 and $(456,421), respectively)	$165,573,157	$154,004,171

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Choice Fund

Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010(b)	For the Period December 17, 2009(a) through December 31, 2009

Net asset value, beginning of period	$9.45	$11.24	$10.15	$10.00

From Investment Operations
Net investment income(c)	0.18	0.21	0.13	0.00(d)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.45	(1.64)	1.37	0.15

Net increase (decrease) in net asset value from investment operations	0.63	(1.43)	1.50	0.15

Change in NAV During Period of Inactivity(b)	–	–	(0.28)	-

Dividends and Distributions to Shareholders
Dividends from net investment income	–	(0.21)	(0.14)	0.00(d)
Distributions from net realized gain on investments	–	(0.17)	–	-

Total Dividends and Distributions	–	(0.38)	(0.14)	0.00(d)

Proceeds from Purchase Premiums and Redemption Fees(c)	0.00(d)	0.02	0.01	-

Net asset value, end of period	$10.08	$9.45	$11.24	$10.15

Total Return
Total investment return based on net asset value(e)	6.67%	(12.54)%	15.22%	1.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$136,931	$115,242	$46,487	$30,454
Ratio of net expenses to average net assets	0.64%*	0.65%	0.71%*	0.82%*
Ratio of net investment income to average net assets	3.55%*	1.97%	1.53%*	0.41%*
Portfolio turnover rate	12%	46%	20%	0%

*	Annualized.
(a)	Commencement of investment operations.
(b)

For the periods January 1, 2010 to January 15, 2010 and March 25, 2010 to December 31, 2010. Class had no shareholders from January 16, 2010 to March 24, 2010. All shares of this class were redeemed at $10.48 on January 19, 2010. New shares were issued at $10.20 on March 25, 2010.

(c)	Calculated based upon average shares outstanding during the period.
(d)	Amount is less than $0.005.
(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (concluded)	Baillie Gifford EAFE Choice Fund

Selected data for a Class 3 Share outstanding throughout the period:

For the Period January 23, 2012(a) through June 30, 2012 (unaudited)

Net asset value, beginning of period	$10.00

From Investment Operations
Net investment income(b)	0.19
Net realized and unrealized loss on investments and foreign
currency transactions	(0.08)

Net increase in net asset value from investment operations	0.11

Proceeds from Purchase Premiums and Redemption Fees(b)	0.00(c)

Net asset value, end of period	$10.11

Total Return
Total investment return based on net asset value(d)	(0.39)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,642
Ratio of net expenses to average net assets	0.58%*
Ratio of net investment income to average net assets	4.30%*
Portfolio turnover rate	12%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Amount is less than $0.005.
(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

INDUSTRY DIVERSIFICATION TABLE
June 30, 2012 (unaudited)	Baillie Gifford Emerging Markets Fund

	Value	% of Total Net Assets

Advertising	$3,456,256	0.9%
Aerospace/Defense	5,252,940	1.3
Auto Manufacturers	13,931,211	3.5
Banks	66,248,271	16.7
Beverages, Food & Tobacco	3,044,645	0.8
Biotechnology	1,694,684	0.4
Computers	7,682,262	1.9
Construction & Building Materials	12,132,918	3.1
Cosmetics/Personal Care	2,158,075	0.5
Diversified Financial Services	9,934,364	2.5
Diversified Industrials	4,288,146	1.1
Electronic & Electrical Equipment	48,326,303	12.2
Food Producers & Processors	11,348,622	2.9
Healthcare - Products	1,899,525	0.5
Industrial Conglomerate	2,244,553	0.6
Insurance	18,828,329	4.7
Internet	28,808,051	7.2
Investment Companies	4,558,294	1.1
Machinery-Diversified	5,243,307	1.3
Media & Photography	4,614,833	1.2
Mining & Metals	5,210,438	1.3
Oil & Gas	63,057,581	15.9
Real Estate	5,250,650	1.3
Retailers - General	25,214,669	6.3
Semiconductors	12,376,943	3.1
Telecommunication Services	12,163,197	3.1
Transportation	7,719,407	1.9
Utilities	4,425,115	1.1

Total Value of Investments	391,113,589	98.4
Other assets less liabilities	6,413,381	1.6

Net Assets	$397,526,970	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
June 30, 2012 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

COMMON STOCKS - 92.2%
ARGENTINA - 0.7%
MercadoLibre, Inc.	37,000	$2,804,600

AUSTRALIA - 1.7%
African Petroleum Corp., Ltd. (a)	5,211,000	6,666,820

BRAZIL - 3.1%
Embraer SA ADR (a)	198,000	5,252,940
JBS SA (a)	1,519,100	4,560,703
Tractebel Energia SA	134,500	2,464,996

		12,278,639

CANADA - 1.8%
First Quantum Minerals Ltd.	282,300	4,991,062
Niko Resources Ltd.	154,200	2,032,574

		7,023,636

CHINA - 19.7%
Baidu, Inc. ADR (a)	40,500	4,656,690
Bank of China Ltd., Class H	12,085,200	4,642,228
Beijing Enterprises Holdings Ltd.	372,000	2,244,553
China Construction Bank Corp., Class H	2,990,290	2,065,915
China Mobile Ltd.	741,000	8,134,321
China Petroleum & Chemical Corp., Class H	3,732,000	3,335,389
China Railway Construction Corp. Ltd., Class H	6,566,000	5,504,957
China Resources Enterprise Ltd.	1,224,000	3,657,025
China Taiping Insurance Holdings Co., Ltd. (a)	1,288,000	2,097,710
CNOOC Ltd.	2,912,000	5,870,939
CSR Corp., Ltd., Class H	6,680,000	5,243,307
Focus Media Holding Ltd. ADR	147,200	3,456,256
Hang Lung Properties Ltd.	1,535,000	5,250,650
Hengan International Group Co., Ltd.	195,000	1,899,525
Industrial & Commercial Bank of China Ltd., Class H	3,450,000	1,934,031
Kunlun Energy Co., Ltd.	1,362,000	2,194,154
Lenovo Group Ltd.	4,624,000	3,945,804
Tencent Holdings Ltd.	183,000	5,404,225
Want Want China Holdings Ltd.	5,489,000	6,787,919

		78,325,598

EGYPT - 0.5%
Commercial International Bank Egypt SAE	210,181	912,867
Egyptian Financial Group - Hermes Holding SAE (a)	559,492	957,538

		1,870,405

GUERNSEY - 0.7%
Chariot Oil & Gas Ltd. (a)	1,693,999	2,728,357

INDIA - 4.2%
ACC Ltd.	120,700	2,755,233
Housing Development Finance Corp.	356,700	4,206,259
Infrastructure Development Finance Co., Ltd.	1,660,600	4,097,210
Mahindra & Mahindra Ltd.	286,000	3,655,033
Titan Industries Ltd.	523,300	2,107,144

		16,820,879

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2012 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

INDONESIA - 4.4%
Astra International Tbk PT	2,664,500	$1,964,266
Bank Mandiri Persero Tbk PT	2,794,500	2,168,326
Bank Negara Indonesia Persero Tbk PT	8,191,500	3,368,108
Bank Rakyat Indonesia Persero Tbk PT	5,878,500	4,026,216
Bumi Resources Tbk PT	1,831,000	219,376
Perusahaan Gas Negara Persero Tbk PT	5,177,500	1,960,119
Semen Gresik Persero Tbk PT	3,191,000	3,872,728

		17,579,139

MALAYSIA - 1.9%
CIMB Group Holdings Bhd	1,636,200	3,920,988
Public Bank Bhd	277,200	1,204,771
Public Bank Bhd - Foreign Market	565,300	2,456,979

		7,582,738

MEXICO - 2.4%
America Movil SAB de CV, Series L ADR	154,600	4,028,876
Wal-Mart de Mexico SAB de CV, Series V	2,147,460	5,745,470

		9,774,346

PANAMA - 0.6%
Copa Holdings SA, Class A	28,896	2,383,342

PERU - 0.7%
Credicorp Ltd.	21,400	2,694,046

RUSSIA - 4.2%
NovaTek OAO GDR Reg S	40,800	4,356,536
Sberbank of Russia ADR	845,900	9,153,658
X5 Retail Group NV GDR Reg S (a)	133,100	3,044,645

		16,554,839

SOUTH AFRICA - 2.6%
Africa Oil Corp. (a)	406,000	3,126,451
Massmart Holdings Ltd.	121,448	2,514,626
Naspers Ltd., N Shares	86,400	4,614,833

		10,255,910

SOUTH KOREA - 18.3%
Celltrion, Inc.	63,390	1,694,684
Cheil Industries, Inc.	48,600	4,288,146
Daum Communications Corp.	47,200	4,245,116
E-Mart Co., Ltd.	20,210	4,435,987
Fila Korea Ltd.	19,665	1,342,942
Hankook Tire Co., Ltd.	51,800	2,065,749
Hyundai Glovis Co., Ltd.	27,887	5,336,065
Hyundai Marine & Fire Insurance Co., Ltd.	81,200	2,115,681
Hyundai Mobis	16,500	3,999,537
Hyundai Wia Corp.	13,000	1,942,023
LG Display Co., Ltd. (a)	112,600	2,125,823
LG Household & Health Care Ltd.	4,000	2,158,075
Mando Corp.	15,200	2,268,869
NCSoft Corp.	17,400	4,174,261
NHN Corp.	34,300	7,523,159
Samsung Electronics Co., Ltd.	16,350	17,314,445
Samsung Fire & Marine Insurance Co., Ltd.	28,000	5,556,346

		72,586,908

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2012 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

TAIWAN - 11.7%
China Life Insurance Co., Ltd.	9,572,931	$9,058,592
Delta Electronics, Inc.	2,055,000	6,308,041
Far Eastern Department Stores Co., Ltd.	3,654,329	3,447,209
Hon Hai Precision Industry Co., Ltd.	3,898,945	11,788,645
HTC Corp.	283,000	3,736,458
Taiwan Semiconductor Manufacturing Co., Ltd.	4,521,310	12,376,943

		46,715,888

THAILAND - 3.0%
Bank of Ayudhya PCL NVDR	5,218,600	4,888,994
Kasikornbank PCL NVDR	458,900	2,366,254
Siam Commercial Bank PCL NVDR	1,033,000	4,834,163

		12,089,411

TURKEY - 1.8%
Turkiye Garanti Bankasi A/S	1,147,523	4,517,231
Turkiye Is Bankasi, Class C	1,010,800	2,691,176

		7,208,407

TURKMENISTAN - 3.7%
Dragon Oil Plc.	1,752,615	14,926,864

UNITED KINGDOM - 4.5%
Gulf Keystone Petroleum Ltd. (a)	2,752,505	7,058,312
Tullow Oil Plc.	465,600	10,761,184

		17,819,496

Total Common Stocks
(cost $317,035,197)		366,690,268

PREFERRED STOCKS - 6.2%
BRAZIL - 4.5%
Banco Bradesco SA	340,829	5,055,164
Bradespar SA	28,200	461,084
Companhia Energetica de Minas Gerais	215,152	3,966,681
Itau Unibanco Holding SA	239,500	3,347,157
Itausa - Investimentos Itau SA	1,133,927	4,770,567

		17,600,653

SOUTH KOREA - 1.7%
Samsung Electronics Co., Ltd.	10,335	6,822,668

Total Preferred Stocks
(cost $18,515,861)		24,423,321

TOTAL INVESTMENTS - 98.4%
(cost $335,551,058)		391,113,589
Other assets less liabilities - 1.6%		6,413,381

NET ASSETS - 100.0%		$397,526,970

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non-Voting Depositary Receipt.
PCL - Public Company Limited.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (unaudited)	Baillie Gifford Emerging Markets Fund

ASSETS
Investments, at value (cost $335,551,058)	$391,113,589
Cash	2,636,153
Foreign cash, at value (cost $1,325,884)	1,316,105
Receivable for investments sold	3,112,155
Dividends receivable	1,386,851
Receivable for Indian capital gains tax refund	233,959
Other assets	3,828

Total Assets	399,802,640

LIABILITIES
Payable for investments purchased	1,340,680
Management fee payable	522,695
Servicing fee payable	109,044
Accrued expenses	303,251

Total Liabilities	2,275,670

NET ASSETS	$397,526,970

COMPOSITION OF NET ASSETS
Paid-in capital	$361,898,422
Undistributed net investment income	2,165,901
Accumulated net realized loss on investments and foreign currency transactions (net of Indian capital gains tax)	(22,152,132)
Net unrealized appreciation in value of investments and foreign currencies	55,614,779

$397,526,970

NET ASSET VALUE, PER SHARE

Class III ($397,526,970 / 26,066,117 shares outstanding), unlimited authorized, no par value	$15.25

Maximum Purchase Price Per Share (Note D)	$15.33

Minimum Redemption Price Per Share (Note D)	$15.21

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2012 (unaudited)	Baillie Gifford Emerging Markets Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $403,440)	$4,457,832
Interest	1,353

Total Investment Income	4,459,185

EXPENSES
Management fee (Note B)	1,086,814
Shareholder Servicing fees - Class II Shares (Note B)	30,487
Shareholder Servicing fees - Class III Shares (Note B)	199,641
Fund Accounting	136,615
Custody	121,774
Legal	32,411
Professional fees	21,133
Trustees’ fees	5,640
Transfer Agency	4,537
Insurance	3,023
Miscellaneous	3,130

Total Expenses	1,645,205

Net Investment Income	2,813,980

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments (net of Indian capital gains tax refund $12,027)	(11,639,365)
Foreign currency transactions	(413,075)

(12,052,440)

Net change in unrealized appreciation on:
Investments	24,762,969
Translation of assets and liabilities in foreign currencies	51,393

24,814,362

Net realized and unrealized gain on investments and foreign currency transactions	12,761,922

NET INCREASE IN NET ASSETS FROM OPERATIONS	$15,575,902

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford Emerging Markets Fund

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,813,980	$4,489,209
Net realized loss from investments and foreign currency transactions	(12,052,440)	(7,027,535)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	24,814,362	(93,282,872)

Net increase (decrease) in net assets from operations	15,575,902	(95,821,198)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Capital gains:
Class III	–	(8,786,194)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class II	47,197,419	–
Class III	79,125,741	4,972,500
Purchase premiums:
Class II	12,799	–
Class III	149,451	27,500
Redemption fees:
Class III	52,584	11,027
Distributions reinvested:
Class III	–	8,786,194
Cost of shares redeemed:
Class II	(49,787,991)	–
Class III	(68,231,253)	(4,411,028)

Increase in Net Assets from Transactions in Shares of Beneficial Interest	8,518,750	9,386,193

Total Increase (Decrease) in Net Assets	24,094,652	(95,221,199)

NET ASSETS
Beginning of period	373,432,318	468,653,517

End of period (including undistributed (distributions in excess of) net investment income of $2,165,901 and $648,079, respectively)	$397,526,970	$373,432,318

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford Emerging Markets Fund

Selected data for a Class III Share outstanding throughout each period:

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007

Net asset value, beginning of period	$14.60	$18.71	$16.49	$8.47	$22.17	$21.42

From Investment Operations
Net investment income(a)	0.11	0.18	0.13	0.09	0.16	0.38

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.53	(3.94)	3.09	8.21	(12.15)	9.45

Net increase (decrease) in net asset value from investment operations	0.64	(3.76)	3.22	8.30	(11.99)	9.83

Dividends and Distributions to Shareholders
Dividends from net investment income	–	–	(0.52)	(0.29)	(0.21)	(0.50)

Distributions from net realized gain on investments	–	(0.35)	(0.49)	–	(1.48)	(8.61)
Return of capital	–	–	–	–	(0.03)	–

Total Dividends and Distributions	–	(0.35)	(1.01)	(0.29)	(1.72)	(9.11)

Proceeds from Purchase Premiums and Redemption Fees(a)	0.01	(0.00)(b)	0.01	0.01	0.01	0.03

Net asset value, end of period	$15.25	$14.60	$18.71	$16.49	$8.47	$22.17

Total Return
Total investment return based on net asset value(c)	4.45%	(20.20)%	19.73%	98.09%	(56.41)%	46.59%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$397,527	$373,432	$468,654	$216,394	$124,412	$209,920
Ratio of net expenses to average net assets	0.77%*	0.73%	0.79%	0.80%	0.87%	0.87%

Ratio of net investment income to average net assets	1.37%*	1.05%	0.75%	0.76%	1.04%	1.48%
Portfolio turnover rate	34%	41%	40%	56%	61%	61%

*	Annualized.
(a)	Calculated based upon average shares outstanding during the period.
(b)	Rounds to less than $0.005 per share.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

INDUSTRY DIVERSIFICATION TABLE
June 30, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Value	% of Total Net Assets

Advertising	$1,870,371	1.4%
Aerospace/Defense	1,981,093	1.5
Agriculture	2,006,893	1.5
Airlines	1,229,102	1.0
Banks	10,562,898	8.1
Beverages, Food & Tobacco	7,954,808	6.1
Biotechnology	1,323,663	1.0
Chemicals	1,237,674	1.0
Commercial Services	10,771,133	8.3
Construction & Building Materials	465,502	0.4
Distribution/Wholesale	3,540,894	2.7
Diversified Financial Services	2,473,329	1.9
Diversified Industrials	2,513,210	1.9
Electronic & Electrical Equipment	4,207,940	3.2
Engineering & Machinery	4,264,534	3.3
Food Producers & Processors	3,655,695	2.8
Healthcare - Products	4,563,650	3.5
Healthcare - Services	1,856,012	1.4
Insurance	8,895,785	6.8
Internet	8,916,129	6.9
Investment Companies	1,022,764	0.8
Machinery - Diversified	1,099,347	0.8
Media & Photography	4,960,277	3.8
Mining & Metals	2,399,913	1.8
Motorcycles	2,413,912	1.9
Oil & Gas	7,157,610	5.5
Pharmaceuticals	3,173,203	2.4
Retailers - General	6,056,806	4.7
Semiconductors	6,535,004	5.0
Software	653,635	0.5
Telecommunication Services	4,866,103	3.7
Textiles	1,468,804	1.1
Toys/Games/Hobbies	1,508,503	1.2
Travel & Leisure	1,366,132	1.1

Total Value of Investments	128,972,328	99.0
Other assets less liabilities	1,263,647	1.0

Net Assets	$130,235,975	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
June 30, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

COMMON STOCKS - 97.0%
ARGENTINA - 0.4%
Arcos Dorados Holdings, Inc., Class A	37,701	$557,221

AUSTRALIA - 1.9%
Brambles Ltd.	311,552	1,975,957
Cochlear Ltd.	8,140	552,811

		2,528,768

BELGIUM - 1.0%
Groupe Bruxelles Lambert SA	18,654	1,266,226

BRAZIL - 1.9%
BM&F Bovespa SA	234,900	1,184,733
Odontoprev SA	157,300	793,353
OGX Petroleo e Gas Participacoes SA (a)	180,300	493,727

		2,471,813

CANADA - 3.0%
Fairfax Financial Holdings Ltd.	4,902	1,920,113
Ritchie Bros. Auctioneers, Inc.	47,321	1,005,571
Ultra Petroleum Corp. (a)	41,823	964,857

		3,890,541

CHINA - 4.7%
Baidu, Inc. ADR (a)	6,300	724,374
China Mobile Ltd.	114,500	1,256,923
Jardine Matheson Holdings Ltd.	25,600	1,246,984
Mindray Medical International Ltd. ADR	57,887	1,753,397
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	820,000	915,350
SINA Corp. (a)	5,500	284,955

		6,181,983

DENMARK - 1.5%
Carlsberg A/S, B Shares	18,483	1,458,914
Jyske Bank A/S (a)	20,665	557,564

		2,016,478

GERMANY - 0.8%
Deutsche Boerse AG	18,362	990,651

GREECE - 1.3%
Coca-Cola Hellenic Bottling Co. SA (a)	99,088	1,755,545

INDONESIA - 0.4%
Bank Negara Indonesia Persero Tbk PT	1,339,500	550,764

IRELAND - 1.3%
CRH Plc.	24,128	465,502
Ryanair Holdings Plc. ADR (a)	40,431	1,229,102

		1,694,604

JAPAN - 5.0%
Inpex Corp.	312	1,752,348
Namco Bandai Holdings, Inc.	110,000	1,508,503
Olympus Corp. (a)	39,900	646,562
Rohm Co., Ltd.	20,300	782,249
Tokyo Electron Ltd.	11,400	534,602
Yamaha Motor Co., Ltd.	130,000	1,244,825

		6,469,089

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

MEXICO - 1.1%
America Movil SAB de CV, Series L ADR	56,900	$1,482,814

NETHERLANDS - 1.2%
QIAGEN NV (a)	41,500	693,050
VistaPrint NV (a)	28,294	913,896

		1,606,946

NORWAY - 1.1%
Norsk Hydro ASA	162,275	731,808
Schibsted ASA	20,647	670,712

		1,402,520

SINGAPORE - 1.0%
DBS Group Holdings Ltd.	115,000	1,270,255

SOUTH AFRICA - 3.2%
Clicks Group Ltd. (a)	228,687	1,505,392
Naspers Ltd., N Shares	50,388	2,691,345

		4,196,737

SOUTH KOREA - 1.6%
Samsung Electronics Co., Ltd. GDR Reg S (a)	3,800	2,031,626

SWEDEN - 4.7%
Atlas Copco AB, B Shares	86,966	1,657,154
Investor AB, B Shares	53,567	1,022,764
Svenska Handelsbanken AB, A Shares	103,575	3,405,110

		6,085,028

SWITZERLAND - 8.7%
ABB Ltd. (a)	54,180	884,662
Compagnie Financiere Richemont SA, Br A	44,037	2,418,063
Julius Baer Group Ltd. (a)	29,314	1,062,829
Nestle SA	43,916	2,620,813
Roche Holding AG - Genusschein	14,945	2,581,495
Schindler Holding AG, Participating Certificates	15,408	1,722,718

		11,290,580

TAIWAN - 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	128,200	1,789,672

TURKEY - 1.4%
BIM Birlesik Magazalar A/S	25,069	1,034,882
Turkiye Garanti Bankasi A/S ADR	188,059	757,878

		1,792,760

TURKMENISTAN - 0.5%
Dragon Oil Plc.	84,872	722,847

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

UNITED KINGDOM - 12.5%
Aggreko Plc.	25,669	$834,771
British American Tobacco Plc.	29,138	1,481,372
Bunzl Plc.	101,000	1,650,817
Hays Plc.	519,677	600,183
HSBC Holdings Plc.	141,499	1,246,863
Man Group Plc.	249,000	297,945
Prudential Plc.	287,208	3,330,173
Rolls-Royce Holdings Plc. (a)	145,426	1,960,010
Vodafone Group Plc.	462,000	1,298,566
Wolseley Plc.	95,000	3,540,894

		16,241,594

UNITED STATES - 35.4%
Altera Corp.	24,646	834,021
Amazon.com, Inc. (a)	13,983	3,193,018
Bed Bath & Beyond, Inc. (a)	15,647	966,985
CarMax, Inc. (a)	44,964	1,166,366
Cisco Systems, Inc.	48,212	827,800
Deere & Co.	13,594	1,099,347
eBay, Inc. (a)	67,151	2,821,014
EOG Resources, Inc.	15,380	1,385,892
Express Scripts Holding Co. (a)	13,498	753,593
First Republic Bank (a)	5,166	173,578
FLIR Systems, Inc.	68,107	1,328,086
Google, Inc., Class A (a)	3,263	1,892,768
Harley-Davidson, Inc.	25,565	1,169,087
Illumina, Inc. (a)	14,102	569,580
Intuitive Surgical, Inc. (a)	1,172	649,042
Life Technologies Corp. (a)	13,152	591,708
Markel Corp. (a)	4,795	2,117,951
Mastercard, Inc., Class A	5,369	2,309,261
Mohawk Industries, Inc. (a)	21,034	1,468,804
Moody’s Corp.	40,511	1,480,677
National Oilwell Varco, Inc.	14,897	959,963
New York Community Bancorp, Inc.	122,750	1,538,057
Omnicom Group, Inc.	38,485	1,870,371
PepsiCo, Inc.	38,236	2,701,756
Philip Morris International, Inc.	22,999	2,006,893
Praxair, Inc.	11,383	1,237,674
Progressive Corp. (The)	35,247	734,195
Royal Caribbean Cruises Ltd.	52,483	1,366,132
Seattle Genetics, Inc. (a)	29,700	754,083
Teradata Corp. (a)	9,077	653,635
Walt Disney Co. (The)	32,953	1,598,220
Waters Corp. (a)	18,259	1,451,043
WellPoint, Inc.	17,282	1,102,419
Xilinx, Inc.	40,068	1,345,083

		46,118,102

Total Common Stocks (cost $123,280,527)		126,405,164

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

PREFERRED STOCKS - 2.0%
BRAZIL - 2.0%
Petroleo Brasileiro SA ADR	48,400	$877,976
Vale SA ADR	85,500	1,668,105

		2,546,081

UNITED KINGDOM - 0.0%
Rolls-Royce Holdings Plc., C Shares Entitlement	13,462,000	21,083

Total Preferred Stocks (cost $3,164,826)		2,567,164

TOTAL INVESTMENTS - 99.0% (cost $126,445,353)		128,972,328
Other assets less liabilities - 1.0%		1,263,647

NET ASSETS - 100.0%		$130,235,975

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

ASSETS
Investments, at value (cost $126,445,353)	$128,972,328
Cash	1,340,580
Foreign cash, at value (cost $1,198,608)	1,219,688
Receivable for investments sold	165,592
Dividends receivable	145,234
Tax reclaims receivable	63,381
Other assets	22,523

Total Assets	131,929,326

LIABILITIES
Payable for investments purchased	1,453,452
Management fee payable	92,609
Servicing fee payable	69,253
Accrued expenses	78,037

Total Liabilities	1,693,351

NET ASSETS	$130,235,975

COMPOSITION OF NET ASSETS
Paid-in capital	$126,748,539
Undistributed net investment income	1,440,322
Accumulated net realized loss on investments and foreign currency transactions	(487,593)
Net unrealized appreciation in value of investments and foreign currencies	2,534,707

$130,235,975

NET ASSET VALUE, PER SHARE

Class 1 ($19,417,862 / 1,926,966 shares outstanding), unlimited authorized, no par value	$10.08

Maximum Purchase Price Per Share (Note D)	$10.10

Minimum Redemption Price Per Share (Note D)	$10.06

Class 3 ($110,818,113 / 10,615,669 shares outstanding), unlimited authorized, no par value	$10.44

Maximum Purchase Price Per Share (Note D)	$10.46

Minimum Redemption Price Per Share (Note D)	$10.42

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $124,402)	$1,805,409
Interest	396

Total Investment Income	1,805,805

EXPENSES
Management fee (Note B)	179,554
Shareholder Servicing fees - Class 1 Shares (Note B)	13,526
Shareholder Servicing fees - Class 3 Shares (Note B)	112,166
Fund Accounting	38,787
Custody	10,683
Legal	3,096
Transfer Agency	2,983
Professional fees	1,884
Trustees’ fees	1,613
Insurance	759
Miscellaneous	432

Total Expenses	365,483

Net Investment Income	1,440,322

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(455,334)
Foreign currency transactions	18,983

(436,351)

Net change in unrealized appreciation on:
Investments	3,905,911

Translation of assets and liabilities in foreign currencies	5,309

3,911,220

Net realized and unrealized gain on investments and foreign currency transactions	3,474,869

NET INCREASE IN NET ASSETS FROM OPERATIONS	$4,915,191

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford Global Alpha Equity Fund

	For the Six Months Ended June 30, 2012 (unaudited)	For the Period November 15, 2011* through December 31, 2011

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,440,322	$145,848
Net realized loss from investments and foreign currency transactions	(436,351)	(44,686)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,911,220	(1,376,513)

Net increase (decrease) in net assets from operations	4,915,191	(1,275,351)

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 3	–	(158,199)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	20,558,800	–
Class 3	–	105,996,135
Purchase premiums:
Class 1	5,982	–
Class 3	35,218	–
Dividends reinvested:
Class 3	–	158,199

Increase in Net Assets from Transactions in Shares of Beneficial Interest	20,600,000	106,154,334

Total Increase in Net Assets	25,515,191	104,720,784

NET ASSETS
Beginning of period	104,720,784	–

End of period (including undistributed net investment income of $1,440,322 and $0, respectively)	$130,235,975	$104,720,784

* Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford Global Alpha Equity Fund

Selected data for a Class 1 Share outstanding throughout the period:

For the Period May 3, 2012(a) through June 30, 2012 (unaudited)

Net asset value, beginning of period	$10.00

From Investment Operations
Net investment income(b)	0.02
Net realized and unrealized gain on investments and foreign currency transactions	0.06

Net increase in net asset value from investment operations	0.08

Proceeds from Purchase Premiums and Redemption Fees(b)	0.00(c)

Net asset value, end of period	$10.08

Total Return
Total investment return based on net asset value(d)	(5.79)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,418
Ratio of net expenses to average net assets	0.84%*
Ratio of net investment income to average net assets	1.19%*
Portfolio turnover rate	10%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (concluded)	Baillie Gifford Global Alpha Equity Fund

Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2012 (unaudited)	For the Period November 15, 2011(a) through December 31, 2011

Net asset value, beginning of period	$9.86	$10.00

From Investment Operations
Net investment income(b)	0.13	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.45	(0.14)

Net increase (decrease) in net asset value from investment operations	0.58	(0.13)

Dividends to Shareholders
Dividends from net investment income	–	(0.01)

Proceeds from Purchase Premiums and Redemption Fees(b)	0.00(c)	–

Net asset value, end of period	$10.44	$9.86

Total Return
Total investment return based on net asset value(d)	5.88%	(1.25)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$110,818	$104,721
Ratio of net expenses to average net assets	0.61%*	0.64%*
Ratio of net investment income to average net assets	2.50%*	1.12%
Portfolio turnover rate	10%	3%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2012 (unaudited)

Note A – Organization and Accounting Policies

Each of Baillie Gifford International Equity Fund (“International Equity Fund”), Baillie Gifford EAFE Fund (“EAFE Fund”), Baillie Gifford EAFE Choice Fund (“EAFE Choice Fund”), Baillie Gifford Emerging Markets Fund (“Emerging Markets Fund”), and Baillie Gifford Global Alpha Equity Fund (“Global Alpha Equity Fund”) (each, a “Fund”, and collectively, the “Funds”) is a series of Baillie Gifford Funds (the “Trust”). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Amended and Restated Agreement and Declaration of Trust dated August 17, 2001, as subsequently amended. International Equity Fund, EAFE Fund, EAFE Choice Fund and Global Alpha Equity Fund offer five classes of shares, Class 1, Class 2, Class 3, Class 4 and Class 5 shares, and Emerging Markets Fund offers three classes of shares, Class I, Class II and Class III shares (an unlimited number of shares are authorized, without par value). At June 30, 2012, shares issued and outstanding for the International Equity Fund were of Class 1, Class 2, Class 3 and Class 4 shares, shares issued and outstanding for the EAFE Fund were of Class 1, Class 2, Class 3 and Class 4 shares, shares issued and outstanding for the EAFE Choice Fund were of Class 2 and Class 3 shares, shares issued and outstanding for the Emerging Markets Fund were of Class III and shares issued outstanding for Global Alpha Equity Fund were of Class 1 and Class 3 shares.

The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Valuation of Investments
Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last available bid and asked prices. Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained or any other reason), and all other assets, are taken at fair value as determined in good faith by Baillie Gifford Overseas Limited (the “Manager”), pursuant to procedures approved by the trustees of the Trust (the “Trustees”). The actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events may not be reflected in the computation of a Funds’ net asset values. If events materially affecting the value of the Funds’ portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Trustees. The Funds utilize a third party pricing service which for all equity securities, except those traded on a Canadian, Latin American or U.S. exchange, applies a fair value adjustment that seeks to reflect changes in such securities’ market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices, and generally less government supervision of foreign securities markets and issuers.

Fair Value Measurement
The Funds are subject to fair value accounting standards that define fair value, establish a framework for measuring fair value in accordance with GAAP and require certain disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices in inactive markets for identical securities and for similar securities in active and inactive markets)
Level 3 — significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2012 in valuing the Funds’ assets carried at fair value:

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

International Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks
Argentina	$25,590,080	$-	$-	$25,590,080
Australia	-	57,229,199	-	57,229,199
Belgium	-	12,195,524	-	12,195,524
Bermuda	-	13,272,727	-	13,272,727
Brazil	27,171,685	-	-	27,171,685
Canada	80,323,683	-	-	80,323,683
China	25,314,457	144,467,747	-	169,782,204
Denmark	-	37,359,787	-	37,359,787
Finland	-	48,336,137	-	48,336,137
France	-	85,258,713	-	85,258,713
Germany	-	40,886,900	-	40,886,900
India	-	10,769,205	-	10,769,205
Ireland	21,130,128	35,678,344	-	56,808,472
Japan	-	160,679,499	-	160,679,499
Netherlands	-	51,355,861	-	51,355,861
Norway	-	15,031,908	-	15,031,908
Peru	27,509,986	-	-	27,509,986
Portugal	-	6,445,979	-	6,445,979
Russia	10,869,551	21,635,882	-	32,505,433
Singapore	-	56,089,547	-	56,089,547
South Africa	-	57,376,536	-	57,376,536
South Korea	-	61,857,191	-	61,857,191
Spain	-	27,483,013	-	27,483,013
Sweden	-	93,873,120	-	93,873,120
Switzerland	-	56,713,611	-	56,713,611
Taiwan	-	86,297,970	-	86,297,970
Turkey	-	37,320,094	-	37,320,094
United Kingdom	-	348,642,979	-	348,642,979
United States	10,164,171	-	-	10,164,171

Total Common Stocks	228,073,741	1,566,257,473	-	1,794,331,214

Preferred Stocks
Brazil	32,163,482	-	-	32,163,482

Total	$260,237,223	$1,566,257,473	$-	$1,826,494,696

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

EAFE Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$-	$117,207,115	$-	$117,207,115
Brazil	20,041,502	-	-	20,041,502
Chile	10,170,909	-	-	10,170,909
China	90,912,649	118,220,898	-	209,133,547
Denmark	-	66,206,832	-	66,206,832
France	-	120,288,661	-	120,288,661
Germany	-	73,832,076	-	73,832,076
India	-	14,711,452	-	14,711,452
Ireland	-	10,244,377	-	10,244,377
Israel	20,003,968	-	-	20,003,968
Italy	-	35,576,698	-	35,576,698
Japan	-	151,437,431	-	151,437,431
Luxembourg	-	8,823,658	-	8,823,658
Peru	13,752,853	-	-	13,752,853
Portugal	-	16,752,189	-	16,752,189
Singapore	-	10,871,601	-	10,871,601
South Africa	-	5,725,369	-	5,725,369
South Korea	-	51,484,414	-	51,484,414
Spain	-	87,187,084	-	87,187,084
Sweden	-	147,139,405	-	147,139,405
Switzerland	-	140,848,817	-	140,848,817
Taiwan	15,280,700	-	-	15,280,700
Turkey	-	24,515,928	-	24,515,928
United Kingdom	-	375,528,557	-	375,528,557

Total Common Stocks	170,162,581	1,576,602,562	-	1,746,765,143

Preferred Stocks
Brazil	15,512,170	-	-	15,512,170
Germany	-	15,331,895	-	15,331,895
United Kingdom	547,290	-	-	547,290

Total Preferred Stocks	16,059,460	15,331,895	-	31,391,355

Total	$186,222,041	$1,591,934,457	$-	$1,778,156,498

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

EAFE Choice Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$-	$10,502,981	$-	$10,502,981
Belgium	-	2,200,187	-	2,200,187
Bermuda	-	2,284,231	-	2,284,231
China	1,808,313	9,231,473	-	11,039,786
Denmark	-	8,634,071	-	8,634,071
Finland	-	2,870,013	-	2,870,013
France	-	5,484,061	-	5,484,061
Germany	-	2,773,438	-	2,773,438
India	1,217,558	-	-	1,217,558
Italy	-	4,832,679	-	4,832,679
Japan	-	23,996,676	-	23,996,676
Kazakhstan	1,380,818	-	-	1,380,818
Netherlands	-	1,251,056	-	1,251,056
Singapore	-	2,452,594	-	2,452,594
South Africa	-	2,804,246	-	2,804,246
South Korea	-	1,764,307	-	1,764,307
Spain	-	2,953,343	-	2,953,343
Sweden	-	13,331,584	-	13,331,584
Switzerland	-	14,343,482	-	14,343,482
Taiwan	1,717,080	937,358	-	2,654,438
Turkey	-	2,109,215	-	2,109,215
United Kingdom	-	34,611,105	-	34,611,105
United States	5,016,075	-	-	5,016,075

Total Common Stocks	11,139,844	149,368,100	-	160,507,944

Preferred Stocks
Brazil	1,338,874	-	-	1,338,874

Total	$12,478,718	$149,368,100	$-	$161,846,818

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Emerging Markets Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks
Argentina	$2,804,600	$-	$-	$2,804,600
Australia	6,666,820	-	-	6,666,820
Brazil	12,278,639	-	-	12,278,639
Canada	7,023,636	-	-	7,023,636
China	8,112,946	70,212,652	-	78,325,598
Egypt	-	1,870,405	-	1,870,405
Guernsey	-	2,728,357	-	2,728,357
India	-	16,820,879	-	16,820,879
Indonesia	-	17,579,139	-	17,579,139
Malaysia	-	7,582,738	-	7,582,738
Mexico	9,774,346	-	-	9,774,346
Panama	2,383,342	-	-	2,383,342
Peru	2,694,046	-	-	2,694,046
Russia	-	16,554,839	-	16,554,839
South Africa	3,126,451	7,129,459	-	10,255,910
South Korea	-	72,586,908	-	72,586,908
Taiwan	-	46,715,888	-	46,715,888
Thailand	-	12,089,411	-	12,089,411
Turkey	-	7,208,407	-	7,208,407
Turkmenistan	-	14,926,864	-	14,926,864
United Kingdom	-	17,819,496	-	17,819,496

Total Common Stocks	54,864,826	311,825,442	-	366,690,268

Preferred Stocks
Brazil	17,600,653	-	-	17,600,653
South Korea	-	6,822,668	-	6,822,668

Total Preferred Stocks	17,600,653	6,822,668	-	24,423,321

Total	$72,465,479	$318,648,110	$-	$391,113,589

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Global Alpha Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks
Argentina	$557,221	$-	$-	$557,221
Australia	-	2,528,768	-	2,528,768
Belgium	-	1,266,226	-	1,266,226
Brazil	2,471,813	-	-	2,471,813
Canada	3,890,541	-	-	3,890,541
China	2,762,727	3,419,256	-	6,181,983
Denmark	-	2,016,478	-	2,016,478
Germany	-	990,651	-	990,651
Greece	1,755,545	-	-	1,755,545
Indonesia	-	550,764	-	550,764
Ireland	1,229,102	465,502	-	1,694,604
Japan	-	6,469,089	-	6,469,089
Mexico	1,482,814	-	-	1,482,814
Netherlands	1,606,946	-	-	1,606,946
Norway	-	1,402,520	-	1,402,520
Singapore	-	1,270,255	-	1,270,255
South Africa	-	4,196,737	-	4,196,737
South Korea	-	2,031,626	-	2,031,626
Sweden	-	6,085,028	-	6,085,028
Switzerland	-	11,290,580	-	11,290,580
Taiwan	1,789,672	-	-	1,789,672
Turkey	757,878	1,034,882	-	1,792,760
Turkmenistan	-	722,847	-	722,847
United Kingdom	-	16,241,594	-	16,241,594
United States	46,118,102	-	-	46,118,102

Total Common Stocks	64,422,361	61,982,803	-	126,405,164

Preferred Stocks
Brazil	2,546,081	-	-	2,546,081
United Kingdom	21,083			21,083

Total Preferred Stocks	2,567,164	-	-	2,567,164

Total	$66,989,525	$61,982,803	$-	$128,972,328

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2, and 3 throughout the period.

For the International Equity Fund fair value of Level 2 and Level 1 investments at 12/31/11 was $999,345,962 and $260,578,902, respectively. $10,869,551 was transferred out of Level 2 into Level 1 and $18,770,747 was transferred out of Level 1 into Level 2 during the six months ended 6/30/12.

For the EAFE Choice Fund fair value of Level 1 investments at 12/31/11 was $13,361,369. $2,701,665 was transferred out of Level 1 into Level 2 during the six months ended 6/30/12.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

For the Global Alpha Equity Fund fair value of Level 1 investments at 12/31/11 was $51,715,811. $2,031,626 was transferred out of Level 1 into Level 2 during the six months ended 6/30/12.

These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Funds valued their securities and the earlier closing of foreign markets. With regard to the transfers from Level 1 into Level 2, quotations were still obtained from the Funds’ third party pricing vendor. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Derivative and Hedging Disclosure

GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds did not utilize derivatives for the six months ended June 30, 2012.

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. For the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Contracts
The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by a Fund. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions.

The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Funds and the counterparty which may permit the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

The Funds may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds’ involvement in such currencies. At June 30, 2012, the Funds did not have any forward foreign currency contracts.

Securities Transactions and Investment Income
The Funds’ securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes
Each Fund intends to qualify to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds’ shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India on gains realized upon sale of Indian securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains may be carried forward to offset future gains. Funds with exposure to Indian securities accrue a deferred liability for unrealized gains in excess of available carryforwards on Indian securities based on existing tax rates and holding periods of the securities. As of June 30, 2012, the EAFE Fund recorded a deferred liability for potential future India capital gains taxes of $12,641. As of June 30, 2012, the Emerging Markets Fund recorded a receivable for Indian capital gains tax refund of $233,959.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. For the International Equity Fund, EAFE Fund and Emerging Markets Fund the tax periods 2008 through present remain subject to examination by the Internal Revenue Service. For the EAFE Choice Fund, the tax periods 2009 through present remain subject to examination.

At June 30, 2012, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss No Expiration	Capital Loss Available Total
EAFE	$7,597,549	$3,833,395	$10,342,233	$-	$21,773,177
Emerging Markets	-	-	-	7,004,891	7,004,891

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. For the Emerging Markets Fund, $7,004,891 is characterized as short-term capital losses and has no expiration.

During the year ended December 31, 2011, $1,319,983 and $9,320,652 of capital loss carryforwards were utilized by International Equity Fund and EAFE Fund, respectively.

Realized capital losses, currency losses and passive foreign investment company (“PFIC”) losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended December 31, 2011, the Funds shown below incurred and will elect to defer net post-October losses as indicated.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

At December 31, 2011, the components of accumulated earnings on tax basis were as follows:

Fund	Undistributed Net Ordinary Income	Late-Year Specified Losses	Capital Loss Carryforwards	Post October Capital Losses	Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Losses)

International Equity	$597,677	$-	$-	$(7,426,426)	$(33,779,643)	$(40,608,392)

EAFE	-	(1,467,277)	(21,773,177)	(7,342,151)	78,319,654	47,737,049

EAFE Choice	-	(39,190)	-	(2,035,913)	(22,323,616)	(24,398,719)

Emerging Markets	5,972,732	-	(7,004,891)	(1,548,181)	22,632,986	20,052,646

Global Alpha Equity	-	-	-	(51,242)	(1,376,513)	(1,427,755)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the differing book/tax treatment of realized losses on wash sales and mark to market income on securities categorized as PFICs.

Dividends and Distributions to Shareholders
The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds’ policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

For the year ended December 31, 2011, the tax character of the dividends paid were:

Fund	Ordinary Income	Long-Term Capital Gains
International Equity	$18,258,723	$1,021,913
EAFE	32,879,327	-
EAFE Choice	3,327,188	2,656,778
Emerging Markets	-	8,786,194
Global Alpha Equity	158,199	-

For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Note B – Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds, each Fund pays the Manager a quarterly management fee, in arrears, at the following annual rate of the respective Fund’s average net assets.

Fund	Management Fee

International Equity*	0.25%
EAFE	0.25%
EAFE Choice	0.25%
Emerging Markets	0.50%
Global Alpha Equity	0.30%

* The management fee figure for the International Equity Fund shown in the table reflects a reduction in the annual management fee from 0.30% to 0.25% of the Fund’s average net assets that took effect on July 1, 2012. During the six-month period covered by this report, the contractual management fee remained 0.30% per annum of the Fund’s average net assets, but the Manager voluntarily waived a portion of that contractual fee such that the Fund paid an annual management fee during the period equal to 0.25% of its average net assets.

For the period ended June 30, 2012, the Funds incurred management fees as follows:

Fund	Management Fee

International Equity	$2,610,121
EAFE	2,337,558
EAFE Choice	212,634
Emerging Markets	1,086,814
Global Alpha Equity	179,554

Each Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds’ average daily net assets attributed to each class of share as follows:

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	International Equity	EAFE	EAFE Choice*	Emerging Markets**	Global Alpha Equity
Class 1/I	0.45%	0.45%	0.45%	0.30%	0.45%
Class 2/II	0.27%	0.27%	0.27%	0.25%	0.27%
Class 3/III	0.20%	0.20%	0.20%	0.10%	0.20%
Class 4	0.17%	0.17%	0.17%	N/A	0.17%

*	EAFE Choice Fund Class 4 was redeemed on January 24, 2012.
**	Emerging Markets Fund Class II was redeemed on April 22, 2012.

For the six months ended June 30, 2012, the Funds incurred shareholder servicing fees for each class of share as follows:

	International Equity	EAFE	EAFE Choice*	Emerging Markets**	Global Alpha Equity
Class 1/I	$220,526	$86,165	N/A	N/A	$13,526
Class 2/II	1,130,501	1,077,055	171,746	30,487	N/A
Class 3/III	515,436	455,201	32,640	199,641	112,166
Class 4	157,701	431,634	4,258	N/A	N/A

*	EAFE Choice Fund Class 4 was redeemed on January 24, 2012.
**	Emerging Markets Fund Class II was redeemed on April 22, 2012.

Note C – Investment Transactions

Purchases and proceeds from sales of securities (excluding in-kind purchases and redemptions and short-term securities) for the six months ended June 30, 2012 were as follows:

Fund	Purchases	Sales

International Equity	$710,227,794	$179,516,828
EAFE	184,662,605	115,415,650
EAFE Choice	23,122,924	19,101,850
Emerging Markets	153,054,839	140,265,081
Global Alpha Equity	33,841,216	11,784,115

For the six months ended June 30, 2012, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Fund	Purchases	Sales

International Equity	$85,691,663	$-

EAFE	-	-

EAFE Choice	-	-

Emerging Markets	-	-

Global Alpha Equity	-	-

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

The Funds’ cost of investments and gross unrealized appreciation (depreciation) at June 30, 2012 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)

International Equity	$1,809,936,893	$126,613,998	$(110,056,195)	$16,557,803

EAFE	1,604,034,271	336,505,606	(162,383,379)	174,122,227

EAFE Choice	168,986,777	9,920,393	(17,060,352)	(7,139,959)

Emerging Markets	335,551,058	74,511,349	(18,948,818)	55,562,531

Global Alpha Equity	126,445,353	8,476,775	(5,949,800)	2,526,975

Note D – Transactions in Shares of Beneficial Interest

	International Equity Fund
	Class 1 Shares For the Six Months Ended June 30, 2012		Class 2 Shares For the Six Months Ended June 30, 2012
	Shares	Amount	Shares	Amount

Shares sold	6,220,339	$57,208,989	22,419,696	$217,015,402
Redemption fees	-	5,693	-	44,358
Purchase premium	-	70,147	-	516,245
Shares redeemed	(7,705,737)	(72,478,889)	(31,504,938)	(300,821,149)
Net decrease	(1,485,398)	$(15,194,060)	(9,085,242)	$(83,245,144)

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	International Equity Fund
	Class 3 Shares For the Six Months Ended June 30, 2012		Class 4 Shares For the Six Months Ended June 30, 2012

	Shares	Amount	Shares	Amount

Shares sold	38,804,270	$369,773,582	24,676,584	$249,516,448
Redemption fees	-	26,794	-	13,829
Purchase premium	-	270,331	-	133,994

Net increase	38,804,270	$370,070,707	24,676,584	$249,664,271

	International Equity Fund
	Class 1 Shares For the Year Ended December 31, 2011		Class 2 Shares For the Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

Shares sold	317,744	$3,193,600	60,511,350	$569,743,090
Redemption fees	-	661	-	5,972
Purchase premium	-	92,442	-	770,898
Shares issued in reinvestment of dividends and distributions	76,588	660,671	1,449,533	12,473,665
Shares redeemed	(265,138)	(2,503,755)	(10,570,958)	(107,151,339)

Net increase	129,194	$1,443,619	51,389,925	$475,842,286

	International Equity Fund
	Class 3 Shares For the Year Ended December 31, 2011		Class 4 Shares For the Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

Shares sold	26,104,755	$264,227,433	-	$-
Redemption fees	-	3,008	-	187
Purchase premium	-	413,391	-	26,649
Shares issued in reinvestment of dividends and distributions	654,236	5,696,497	29,598	263,288
Shares redeemed	-	-	(159,296)	(1,444,465)

Net increase (decrease)	26,758,991	$270,340,329	(129,698)	$(1,154,341)

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	EAFE Fund
	Class 1 Shares For the Six Months Ended June 30, 2012		Class 2 Shares For the Six Months Ended June 30, 2012

	Shares	Amount	Shares	Amount

Shares sold	2,316,280	$20,956,314	9,000,617	$81,702,125
Redemption fees	-	309	-	6,375
Purchase premium	-	2,588	-	52,491
Shares redeemed	(269,143)	(2,503,756)	(115,514)	(1,001,502)

Net increase	2,047,137	$18,455,455	8,885,103	$80,759,489

	EAFE Fund
	Class 3 Shares For the Six Months Ended June 30, 2012		Class 4 Shares For the Six Months Ended June 30, 2012

	Shares	Amount	Shares	Amount

Shares sold	-	$-	5,853,166	$49,900,000
Redemption fees	-	3,587	-	4,000
Purchase premium	-	28,503	-	35,418

Shares redeemed	(10,947,216)	(99,186,452)	-	-

Net increase (decrease)	(10,947,216)	$(99,154,362)	5,853,166	$49,939,418

	EAFE Fund
	Class 1 Shares For the Year Ended December 31, 2011		Class 2 Shares For the Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

Shares sold	-	$-	8,255,508	$80,411,056
Redemption fees	-	721	-	25,164
Purchase premium	-	9,732	-	340,633
Shares issued in reinvestment of dividends and distributions	41,193	346,240	1,416,156	11,867,864
Shares redeemed	-	-	(23,632,453)	(234,455,958)

Net increase (decrease)	41,193	$356,693	(13,960,789)	$(141,811,241)

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	EAFE Fund
	Class 3 Shares For the Year Ended December 31, 2011		Class 4 Shares For the Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

Shares sold	45,553,346	$455,761,252	5,563,608	$49,900,000

Redemption fees	-	14,429	-	15,257

Purchase premium	-	198,341	-	210,125
Shares issued in reinvestment of dividends and distributions	999,123	8,388,124	1,120,783	-

Shares redeemed	(1,211,109)	(10,015,023)	-	9,427,671

Net increase	45,341,360	$454,347,123	6,684,391	$59,553,053

	EAFE Choice Fund
	Class 2 Shares For the Six Months Ended June 30, 2012		Class 3 Shares For the Period January 23,2012* through June 30, 2012

	Shares	Amount	Shares	Amount

Shares sold	1,400,228	$14,570,800	4,087,925	$41,473,000
Redemption fees	-	16,674	-	3,607
Purchase premium	-	22,796	-	6,404
Shares redeemed	-	-	(1,254,747)	(13,520,281)

Net increase	1,400,228	$14,610,270	2,833,178	$27,962,730

*Commencement of investment operations.

	EAFE Choice Fund
	Class 4 Shares For the Period January 1, 2012 through January 24, 2012*

	Shares	Amount

Shares redeemed	(4,032,673)	$(41,473,000)

Net decrease	(4,032,673)	$(41,473,000)

*EAFE Choice Fund Class 4 was redeemed on January 24, 2012.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	EAFE Choice Fund
	Class 2 Shares For the Year Ended December 31, 2011		Class 3 Shares For the Period January 1, 2011 through April 18, 2011*

	Shares	Amount	Shares	Amount

Shares sold	7,863,808	$94,603,761	1,123,961	$12,974,210
Redemption fees	-	46,700	-	2,949
Purchase premium	-	112,132	-	15,513
Shares issued in reinvestment of dividends and distributions	472,068	4,466,333	-	-
Shares redeemed	(282,044)	(3,204,807)	(6,019,552)	(70,172,331)

Net increase (decrease)	8,053,832	$96,024,119	(4,895,591)	$(57,179,659)

*EAFE Choice Fund Class 3 was redeemed on April 18, 2011.

	EAFE Choice Fund Class 4 Shares For the Period April 19, 2011* through December 31, 2011

	Shares	Amount

Shares sold	7,485,386	$85,142,331
Redemption fees	-	14,196
Purchase premium	-	48,523
Shares issued in
reinvestment of
dividends and
distributions	157,773	1,517,633
Shares redeemed	(3,610,486)	(39,359,248)

Net increase	4,032,673	$47,363,435

*Commencement of investment operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	Emerging Markets Fund
	Class II Shares For the Period January 24, 2012* through April 22, 2012**		Class III Shares For the Six Months Ended June 30, 2012

	Shares	Amount	Shares	Amount

Shares sold	2,974,300	$47,197,419	4,743,964	$79,125,741
Redemption fees	-	-	-	52,584
Purchase premium	-	12,799	-	149,451
Shares redeemed	(2,974,300)	(49,787,991)	(4,262,898)	(68,231,253)

Net increase (decrease)	-	$(2,577,773)	481,066	$11,096,523

*Commencement of investment operations.
** Emerging Markets Fund Class II was redeemed on April 22, 2012.

	Emerging Markets Fund Class III Shares For the Year Ended December 31, 2011

	Shares	Amount

Shares sold	296,721	$4,972,500
Redemption fees	-	11,027
Purchase premium	-	27,500
Shares issued in reinvestment of dividends and distributions	573,613	8,786,194
Shares redeemed	(337,810)	(4,411,028)

Net increase	532,524	$9,386,193

	Global Alpha Equity Fund
	Class 1 Shares For the Period May 3, 2012* through June 30, 2012		Class 3 Shares For the Six Months Ended June 30, 2012

	Shares	Amount	Shares	Amount

Shares sold	1,926,966	$20,558,800	-	$-
Redemption fees	-	5,982	-	35,218

Net increase	1,926,966	$20,564,782	-	$35,218

*Commencement of investment operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	Global Alpha Equity Fund Class 3 Shares For the Period November 15, 2011* through December 31, 2011

	Shares	Amount

Shares sold	10,599,613	$105,996,135
Shares issued in reinvestment of dividends and distributions	16,056	158,199

Net increase	10,615,669	$106,154,334

*Commencement of investment operations.

Funds charge purchase premiums and redemption fees as follows:

Fund	Purchase Premium	Redemption Fee
	(Basis Point)	(Basis Point)
International Equity	20	15
EAFE	20	15
EAFE Choice	20	15
Emerging Markets	55	25
Global Alpha Equity	20	15

The purchase premiums and redemption fees may be waived or reduced by the Manager if the brokerage and transaction costs in connection with the purchase or redemption are minimal or in other circumstances in the Manager’s discretion.

Note E – Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2012, Kentucky Teachers’ Retirement System owned 30.11% of the EAFE Fund; Graphic Packaging Holdings Company owned 30.11% and the Municipal Fire & Police Retirement System of Iowa owned 47.50% of the EAFE Choice Fund; Nebraska State Investment Council owned 32.43% of the Emerging Markets Fund; and Freeport McMoran Corporation Defined Benefit Master Trust owned 85.09% of the Global Alpha Equity Fund. Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

Note F – Commitments and Contingencies

Each of the Funds indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

Note G – New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Note H – Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. Management of the Funds has evaluated subsequent events and has determined there were no events that required recognition or disclosure in the Funds’ financial statements.

Supplemental Information (unaudited)

MANAGEMENT OF THE TRUST

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information.

Name and Age(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation During Past 5 Years(3)	Number of Funds in Fund complex overseen by Trustee
Trustees
John G. Barrie, Jr. Age: 72	Trustee	Since 2000	Retired. Formerly: Assistant Treasurer, Dominion Resources, Inc. (electric and gas utility).	7

George W. Browning Age: 70	Trustee	Since 2007	Retired. Formerly: Managing Director, Client Service, Babson Capital Management, LLC (investment manager).	7
Bruce C. Long Age: 67	Trustee	Since 2009	CEO of K STREAM LLC (financial services); Consultant, Carpenter Group (financial services); Consultant, DALBAR, Inc., (financial measurements). Formerly: Executive Vice President, Guardian Life Insurance (financial services) and director of various entities.	7
Interested Trustee
Peter Hadden(4) Age: 54	Trustee, Chairman of the Board and President	Since 2009	Partner, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Ltd. (investment adviser).	7
Officers (other than Officers who are also Trustees)
Dickson Jackson Age: 40	Vice President	Since 2005	Director, Investment Operations, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Limited (investment adviser).	N/A
Andrew Telfer Age: 44	Vice President	Since 2008	Partner, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Limited (investment adviser).	N/A
Peter Cooke Age: 47	Vice President	Since 2008	Partner, Baillie Gifford & Co. (investment manager); Chief Executive, Baillie Gifford Overseas Limited (investment adviser).	N/A
Michael Stirling-Aird Age: 35	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited (investment adviser).	N/A
Julie Wilson Age: 36	Vice President	Since 2012	Assistant Manager, Overseas Institutional Clients Accounting Department, Baillie Gifford & Co. (investment adviser).	N/A
Nigel Cessford Age: 48	Treasurer	Since 2005	Head of Overseas Institutional Clients Accounting Department, Baillie Gifford & Co. (investment manager).	N/A
Angus N.G. Macdonald Age: 46	Secretary	Since 2000	Head of Legal for the Baillie Gifford Group (investment manager).	N/A
Graham Laybourn Age: 45	Chief Compliance Officer	Since 2005	Chief Compliance Officer, Baillie Gifford Overseas Limited (investment adviser).	N/A

Supplemental Information (unaudited) (concluded)

(1)	The address of each trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.
(2)

There is no stated term of office for the trustees. The Chairman of the Board, President, Secretary, and Treasurer of the Trust are elected annually by the Trustees. Other officers may be elected or appointed by the trustees at any time.

(3)	Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.
(4)

Mr. Hadden is an “interested person” (as defined in the 1940 Act) of the Trust or the Manager due to his positions with the Manager (Baillie Gifford Overseas Ltd.) and his role as an officer of the Trust.

Additional information regarding the Trustees is in the Funds’ Statement of Additional Information and is available upon request, without charge, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or on the SEC’s website at http://www.sec.gov. Shareholders may submit to the Trust claim for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov. Shareholders may submit to the Trust claim for reimbursement of telephone charges incurred in placing such calls.

Each of the Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INVESTMENT ADVISORY AGREEMENT RENEWAL (unaudited)

On June 21, 2012, the Board of Trustees (the “Board”) of the Baillie Gifford Funds (the “Trust”), including those trustees who are not interested persons as defined by the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the investment advisory agreements (each an “Advisory Agreement”) between the Trust on behalf of the Emerging Markets Fund, the EAFE Fund, the International Equity Fund, the EAFE Choice Fund, the Global Alpha Equity Fund and the North American Equity Fund (each a “Fund” and collectively, the “Funds”) and Baillie Gifford Overseas Limited (the “Manager”). As part of the review process, the Independent Trustees, prior to the Board meeting, met independently of Trust management and of the interested trustee of the Board to consider the renewal of each Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Lipper Inc. (an independent provider of mutual fund data, “Lipper”) and independent legal counsel with respect to contract renewal. After reviewing the information received, the Independent Trustees requested supplemental information that was provided by the Manager. The Independent Trustees then presented their findings and recommendations to the Board.

Based upon the findings and recommendations of the Independent Trustees, the Board concluded that it was in the best interests of each Fund to renew its respective Advisory Agreement. In reaching this conclusion for each Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below.

Emerging Markets Fund, EAFE Fund, International Equity Fund, EAFE Choice Fund and Global Alpha Equity Fund

The Board considered the nature, extent and quality of the services provided by the Manager to the Emerging Markets Fund, the EAFE Fund, the International Equity Fund, the EAFE Choice Fund and the Global Alpha Equity Fund. The Board noted that, pursuant to each Fund’s Advisory Agreement, the Manager provides portfolio management services to the Funds and receives a management fee and that, pursuant to a separate Shareholder Service Plan, the Manager provides services to shareholders of the Funds and receives a shareholder service fee. The Board considered that the Manager proposed to amend the Advisory Agreement for each Fund subject to shareholder approval so that the management fee would be calculated on average daily net assets during a quarter rather than average end of month assets. The Board also considered the background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust, reviewed information regarding each Fund’s performance, management fee, shareholder service fee and expense ratio compared to similar funds and considered the experience of the Manager in providing services to each Fund. In evaluating the management fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the management fee, but also the combination of the Fund’s management fee and shareholder service fee. The Board also reviewed the Manager’s financial statements. The Board considered other benefits derived by the Manager from its relationship to the Funds, including receipt of the shareholder service fee (which varies among the share classes) and the use of soft dollars to pay for research services for the Funds or other clients of the Manager. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds were satisfactory.
The Board reviewed the Manager’s revenues received with respect to the Funds and the nature of the Manager’s resources expended in providing services to the Funds. The Board considered the Manager’s

INVESTMENT ADVISORY AGREEMENT RENEWAL (unaudited) (continued)

estimate of its profitability with respect to the Funds and concluded that the Manager’s estimated profitability was not unreasonable.

Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement were reasonable and fair and that the continuation of each Advisory Agreement was in the best interests of each respective Fund. The Board noted the following items specific to the referenced Funds.

Emerging Markets Fund

The Board reviewed total return information for the one-, three- and five-year and since inception (April 4, 2003) periods ended April 30, 2012 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper. The Board noted that the Fund’s performance was above the average of the performance universe for each period, including top decile investment performance compared to the performance universe for the five-year and since inception periods. The Board concluded that the Fund’s relative performance for the periods reviewed was good.

The Board reviewed the Fund’s management fee (plus the shareholder service fee for Class I), other expenses and total expense ratio and compared them to the average management fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee for Class I) was below the average management fee of both the expense group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

International Equity Fund

The Board reviewed total return information for the one- and three-year and since inception (February 7, 2008) periods ended April 30, 2012 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper. The Board noted that the Fund’s performance was above the average of the performance universe for each period. The Board concluded that the Fund’s relative performance for the periods reviewed was good.

The Board reviewed the Fund’s management fee (plus the shareholder service fee for Class 1), other expenses and total expense ratio and compared them to the average management fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee for Class 1) was above the average management fee of the expense group and below the average management fee of the expense universe. The Board considered the Manager’s proposal to contractually reduce the management fee by 0.05%. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund

INVESTMENT ADVISORY AGREEMENT RENEWAL (unaudited) (continued)

benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

EAFE Fund

The Board reviewed total return information for the one- and three-year and since inception (March 6, 2008) periods ended April 30, 2012 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper. The Board noted that the Fund’s performance was above the average of the performance universe for each period and concluded that the Fund’s relative performance for the periods reviewed was good.

The Board reviewed the Fund’s management fee (plus the shareholder service fee for Class 1), other expenses and total expense ratio and compared them to the average management fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee for Class 1) was above the average management fee of the expense group and below the average management fee of the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

EAFE Choice Fund

The Board reviewed total return information for the one-year and since inception (December 17, 2009) periods ended April 30, 2012 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper. The Board noted that the Fund’s performance was above the average of the performance universe for each period. The Board concluded that the Fund’s relative performance for the periods reviewed was good.

The Board reviewed the Fund’s management fee (plus the shareholder service fee for Class 1), other expenses and total expense ratio and compared them to the average management fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee for Class 1) was equal to the average management fee of the expense group and below the average management fee of the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

INVESTMENT ADVISORY AGREEMENT RENEWAL (unaudited) (concluded)

Global Alpha Equity Fund

The Board reviewed total return information for the since inception (November 15, 2011) period ended April 30, 2012 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper. The Board noted that the Fund’s performance was above the average of the performance universe for this limited period. The Board concluded that the Fund’s performance for the period reviewed was good.

The Board reviewed the Fund’s management fee (plus the shareholder service fee for Class 1), other expenses and total expense ratio and compared them to the average management fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee for Class 1) was above the average management fee of both the expense group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s asset size and the management fee rate. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report on Form N-CSR:

International Equity Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP/SEDOL number)	Total number of shares divested	Date securities were divested	Amount Held on Filing Date	Statute

Atlas Copco	ATCOB SS	049255805	18,702 67,949	03/19/2012 03/21/2012	2,650,384	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP/SEDOL number)	Total number of shares divested	Date securities were divested	Amount Held on Filing Date	Statute

Rio Tinto	RIO LN	0718875	5,219 18,781	03/19/2012 03/21/2012	757,200	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010
Seadrill	SDRL NO	B09RMQ1	5,738 17,892 79,555 60,725 25,448 85,161 13,816 23,654 31,757	03/19/2012 03/21/2012 04/20/2012 04/23/2012 04/24/2012 04/25/2012 04/26/2012 05/31/2012 06/06/2012	372,145	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010
Vale Pref. ADR	VALE/P US	2933900	3,200 47,900 22,800 163,900 173,000	03/19/2012 03/21/2012 06/12/2012 06/12/2012 06/13/2012	1,088,300	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

Emerging Markets Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP/SEDOL number)	Total number of shares divested	Date securities were divested	Amount Held on Filing Date	Statute

China Petroleum & Chemical Corp	386 HK	6291819	434,000	05/24/2012	3,732,000	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

EAFE Choice Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP/SEDOL number)	Total number of shares divested	Date securities were divested	Amount Held on Filing Date	Statute

Atlas Copco	ATCOB SS	049255805	16,389	05/03/2012	206,896	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010
Inpex	1605 JP	B10RB15	26	05/07/2012	279	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP/SEDOL number)	Total number of shares divested	Date securities were divested	Amount Held on Filing Date	Statute

Johnson Matthey	JMAT LN	B70FP86	9,000	05/02/2012	82,793	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010
Total	FP FP	B15C557	5,408	05/03/2012	50,490	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

Global Alpha Equity Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP/SEDOL number)	Total number of shares divested	Date securities were divested	Amount Held on Filing Date	Statute

Atlas Copco	ATCOB SS	049255805	1,785 4,155 580 6,583 976 17,399 1,490 656 1,334 580	05/18/2012 05/21/2012 05/22/2012 05/22/2012 05/23/2012 05/24/2012 05/24/2012 05/24/2012 05/28/2012 05/29/2012	86,966	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that to the best of their knowledge the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	(i) Certification of the Principal Executive Officer required by Rule 30a-2 under the Act.

(a)(2)	(ii) Certification of the Principal Financial Officer required by Rule 30a-2 under the Act.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BAILLIE GIFFORD FUNDS

By	/s/ Peter Hadden

Peter Hadden, President

Date	September 5, 2012

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Peter Hadden

Peter Hadden, President

Date	September 5, 2012

By	/s/ Nigel Cessford

Nigel Cessford, Treasurer

Date	September 5, 2012